Advanced Series Trust
PROSPECTUS • April 25, 2022
The Advanced Series Trust (the Trust) is an investment vehicle for life insurance companies (the Participating Insurance Companies) writing variable annuity contracts and variable life insurance policies (each, a Contract and together, the Contracts). Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each Contract involves fees and expenses not described in this prospectus (the Prospectus). Please read the prospectus of your Contract for information regarding the Contract, including its fees and expenses. The portfolios offered in this Prospectus are set forth on this cover (each, a Portfolio and together, the Portfolios).
These securities have not been approved or disapproved by the Securities and Exchange Commission (the Commission or the SEC) or the Commodity Futures Trading Commission (the CFTC) nor has the Commission or the CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.
AST Cohen & Steers Realty Portfolio
AST Government Money Market Portfolio
AST Large-Cap Value Portfolio (formerly, AST Hotchkis & Wiley Large-Cap Value Portfolio)
AST Mid-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST Small-Cap Growth Portfolio
AST Small Cap Growth Opportunities Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio

Table of Contents

1	SUMMARY: AST COHEN & STEERS REALTY PORTFOLIO
6	SUMMARY: AST GOVERNMENT MONEY MARKET PORTFOLIO
11	SUMMARY: AST LARGE-CAP VALUE PORTFOLIO
16	SUMMARY: AST MFS GLOBAL EQUITY PORTFOLIO
21	SUMMARY: AST MID-CAP GROWTH PORTFOLIO
26	SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO
31	SUMMARY: AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
36	SUMMARY: AST SMALL-CAP VALUE PORTFOLIO
41	SUMMARY: AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
45	SUMMARY: AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
50	ABOUT THE TRUST
51	MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST
64	MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS
71	PRINCIPAL RISKS
88	HOW THE TRUST IS MANAGED
105	HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS
111	OTHER INFORMATION
112	FINANCIAL HIGHLIGHTS
123	GLOSSARY: PORTFOLIO INDEXES

SUMMARY: AST COHEN & STEERS REALTY PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek to maximize total return through investment in real estate securities.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	1.11%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.10%
(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.10% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$112	$352	$611	$1,351
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities of real estate related issuers.
The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income. Generally, the equity securities of real estate related issuers will consist of common stocks (including shares in real estate investment trusts), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Portfolio’s subadviser's view, a significant element of the securities' value, and preferred stocks. Real estate related issuers include companies that derive at least 50% of revenues from the ownership, construction, financing, management or sale of real estate or that have at least 50% of assets in real estate. The Portfolio will concentrate its investments (i.e., invest at least 25% of its assets under normal circumstances) in securities of companies engaged in the real estate business.
The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer companies.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Non-Diversification Risk. The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
16.70%	1st Quarter 2019	-23.37%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	42.85%	13.01%	12.17%
Index
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	41.30%	12.46%	12.22%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Cohen & Steers Capital Management, Inc.	Jon Cheigh	Chief Investment Officer	July 2005
AST Investment Services, Inc.		Jason A. Yablon	Executive Vice President	May 2012
		Mathew Kirschner	Senior Vice President	April 2021
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST GOVERNMENT MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek high current income and maintain high levels of liquidity.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses*	0.57%
*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Government Money Market Portfolio	$58	$183	$318	$714
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Portfolio invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. Government securities include US Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the US government or its agencies or instrumentalities. The Portfolio has a policy to invest under normal conditions at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities.
The Portfolio invests only in securities that have remaining maturities of 397 days or less, or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The Portfolio seeks to invest in securities that present minimal credit risk. The Portfolio may invest significantly in securities with floating or variable rates of interest.
The Portfolio seeks to maintain a stable net asset value of $1.00 per share. In other words, the Portfolio attempts to operate so that shareholders do not lose any of the principal amount they invest in the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its goal of a stable net asset value, and shares of the Portfolio are neither insured nor guaranteed by the US government or any other entity. For instance, the issuer or guarantor of a portfolio security or the other party to a contract could default on its obligation, and this could cause the Portfolio's net asset value per share to fall below $1.00. In addition, the income earned by the Portfolio will fluctuate based on market conditions, interest rates and other factors.

In a low interest rate environment, the yield for the Portfolio, after deduction of operating expenses, may be negative even though the yield before deducting such expenses is positive. A negative yield may also cause the Portfolio's net asset value per share to fall below $1.00. PGIM Investments LLC and AST Investment Services, Inc. may decide to reimburse certain of these expenses to the Portfolio in order to maintain a positive yield, however they are under no obligation to do so and may cease doing so at any time without prior notice.
The Board of Trustees has determined that the Portfolio, as a “government money market fund”, is not subject to liquidity fees and/or redemption gates on redemptions. The Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but such change would become effective only after providing appropriate prior notice to shareholders.
In managing the Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The order of the below risk factors does not indicate the significance of any particular risk factor.
Adjustable and Floating-Rate Securities Risk. The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio's holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because interest rates in the US are at or near historic lows, which increases the risk associated with rising interest rates. Interest rates may begin to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.
Yield Risk. The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Prior to September 12, 2016, the Portfolio operated under the name “AST Money Market Portfolio” as a prime money market fund and invested in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.

Best Quarter:		Worst Quarter:
0.47%	2nd Quarter 2019	0.00%	4th Quarter 2016

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	0.00%	0.71%	0.35%
Index
Lipper US Government Money Market Funds Average (reflects no deduction for taxes)	0.01%	0.72%	0.37%

7-Day Yield (as of 12/31/21)
AST Government Money Market Portfolio	0.00%
iMoneyNet's Government & Agency Retail Average*	0.01%

*Source: iMoneyNet, Inc. regularly reports a 7-day yield on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency retail average category as of 12/31/2021.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadviser
PGIM Investments LLC	PGIM Fixed Income
AST Investment Services, Inc.
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST LARGE-CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek current income and long-term growth of income, as well as capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.83%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expense After Fee Waiver and/or Expense Reimbursement*,(1)	0.80%
* Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.80% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Value Portfolio (formerly, AST Hotchkis & Wiley Large-Cap Value Portfolio)	$82	$262	$458	$1,023
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
In pursuing its investment objective, the Portfolio invests at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities.

The Portfolio is allocated among four subadvisers: Hotchkis and Wiley Capital Management, LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
29.52%	4th Quarter 2020	-36.55%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	29.21%	11.42%	13.44%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.70%	18.47%	16.54%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	February 2022
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	February 2022
	Hotchkis and Wiley Capital Management, LLC	George Davis	Principal, Portfolio Manager and Executive Chairman	April 2004
		Judd Peters	Portfolio Manager	April 2004
		Scott McBride	Chief Executive Officer and Portfolio Manager	April 2004
		Patricia McKenna	Principal and Portfolio Manager	April 2004
	Massachusetts Financial Services Company	Nevin Chitkara	Investment Officer	February 2022
		Katherine Cannan	Investment Officer	February 2022
	T. Rowe Price Associates, Inc.	Mark S. Finn, CFA, CPA*	Portfolio Manager	February 2022
		John D. Linehan, CFA	Portfolio Manager	February 2022
		Gabriel Solomon	Portfolio Manager	February 2022
	Wellington Management Company LLP	Matthew C. Hand, CFA	Senior Managing Director and Portfolio Manager	February 2022
		Adam H. Illfelder, CFA	Senior Managing Director and Portfolio Manager	February 2022
		W. Michael Reckmeyer III, CFA	Senior Managing Director and Portfolio Manager	February 2022
*Effective December 31, 2022, Mark S. Finn will step down as portfolio manager of the Fund.

TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST MFS GLOBAL EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek capital growth.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.09%
(1) The Manager has contractually agreed to waive 0.0067% of its management fee through June 30, 2023. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST MFS Global Equity Portfolio	$111	$349	$605	$1,339
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. The Portfolio may invest its assets in US and foreign securities, including emerging market securities.
The Portfolio normally invests its assets across different industries, sectors, countries and regions, but the Portfolio may at times invest a large percentage of its assets in issuers in a single industry, sector, country or region (but in no less than three countries). While the Portfolio may invest its assets in securities of companies of any size, it primarily invests in securities of companies with large capitalizations.

In selecting investments for the Portfolio, the subadviser, Massachusetts Financial Services Company, is not constrained by any particular investment style. The Portfolio invests its assets in the stocks of companies the subadviser believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio uses an active bottom-up investment approach to buying and selling its investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Blend Style Risk. The Portfolio's blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio's portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio's assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio's Subadviser(s) to evaluate local companies or their potential impact on a Portfolio's performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
18.12%	2nd Quarter 2020	-21.97%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	16.85%	14.20%	12.81%
Index
MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes)	22.35%	15.64%	13.32%
MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes)	11.78%	10.07%	8.53%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Massachusetts Financial Services Company	Roger Morley	Investment Officer	October 2009
AST Investment Services, Inc.		Ryan McAllister	Investment Officer	September 2016
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST MID-CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek long-term growth of capital.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%
(1) The Manager has contractually agreed to waive 0.0047% of its management fee through June 30, 2023. The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Mid-Cap Growth Portfolio	$107	$340	$593	$1,314
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 50% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies identified via fundamental analyses and quantitative screenings. The Portfolio seeks to invest in stocks of companies with above average earnings growth potential compared to other companies and companies that will produce sustainable earnings growth over a multi-year horizon. For purposes of the Portfolio, mid-capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (Index). The size of the companies in the Index changes with market conditions and the composition of the Index. As of February 28, 2022, the range of the market capitalizations of the issuers in the Index was between $10.8 billion and $58.4 billion.

Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Mid-Sized Company Risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.
Note: The AST Mid-Cap Growth Portfolio, formerly the AST Goldman Sachs Mid-Cap Growth Portfolio, changed subadvisers, changed its primary benchmark and changed certain of its investment strategies, effective April 29, 2019. The annual returns prior to April 29, 2019 for the Portfolio reflect the investment performance, investment operations, investment policies and investment strategies of the former subadviser, and do not represent the actual or predicted performance of the Portfolio or its current subadvisers.

Best Quarter:		Worst Quarter:
28.30%	2nd Quarter 2020	-18.14%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	10.49%	18.71%	14.83%
Index
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	12.73%	19.83%	16.63%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) *	24.76%	13.09%	14.20%
*The Portfolio no longer compares its performance to the S&P MidCap 400 Index because the Manager believes that the Russell Midcap Growth Index provides a more appropriate basis for performance comparisons.
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	December 2021
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	December 2021
	Massachusetts Financial Services Company	Eric B. Fischman, CFA	Investment Officer	April 2019
		Paul Gordon	Investment Officer	April 2019
		Eric Braz	Investment Officer	June 2021
	Victory Capital Management Inc.	D. Scott Tracy, CFA	Chief Investment Officer	April 2019
		Stephen J. Bishop	Portfolio Manager	April 2019
		Melissa Chadwick-Dunn	Portfolio Manager	April 2019
		Christopher W. Clark, CFA	Portfolio Manager	April 2019
		Paul Leung, CFA	Portfolio Manager	April 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek long-term capital growth.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.99%
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Small-Cap Growth Portfolio	$101	$315	$547	$1,213
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 44% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small-capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment. The size of the companies in the Russell 2000® Growth Index and those on which the Portfolio’s subadvisers intend to focus the Portfolio's investments will change with market conditions.
The Portfolio seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage, as well as in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Small Sized Company Risk. Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
36.98%	2nd Quarter 2020	-24.45%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	4.54%	18.03%	15.08%
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.83%	14.53%	14.14%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	December 2021
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	December 2021
	UBS Asset Management (Americas) Inc.	David Wabnik	Head of US Small Cap Growth Equities, Senior Portfolio Manager, and Executive Director	April 2016
		Samuel Kim, CFA	Co-Portfolio Manager and Executive Director	April 2016
	Emerald Mutual Fund Advisers Trust	Kenneth G. Mertz II, CFA	Chief Investment Officer and President	April 2012
		Stacey L. Sears	Senior Vice President	April 2012
		Joseph W. Garner	Director of Research	April 2012
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek capital growth.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.77%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	1.05%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*,(1)	1.04%
* Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recent fiscal year and after the end of the most recent fiscal year.
(1) The Manager has contractually agreed to waive 0.0141% of its management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Small-Cap Growth Opportunities Portfolio	$106	$333	$578	$1,282
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 66% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small-capitalization companies, investing primarily in the common stocks. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index or the S&P SmallCap 600 Growth Index at the time of the Portfolio's investment. The size of the companies in the Russell 2000® Growth Index, the S&P SmallCap 600 Growth Index, and those on which the Portfolio’s subadvisers intend to focus the Portfolio's investments will change with market conditions.

Fundamental analyses and quantitative screenings are used to identify and invest in companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon, as well as in companies with improving quality metrics, business momentum, and attractive relative valuations.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.
Small Sized Company Risk. Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.
Note: The AST Small-Cap Growth Opportunities Portfolio, formerly the AST Federated Aggressive Growth Portfolio, changed subadvisers and changed its investment policies and strategies effective November 24, 2014. The annual returns prior to November 24, 2014 for the Portfolio reflect investment performance, investment operations, investment policies, and investment strategies of the former subadviser, and does not represent the actual or predicted performance of the Portfolio or its current subadvisers.

Best Quarter:		Worst Quarter:
31.99%	2nd Quarter 2020	-25.78%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	-1.35%	15.69%	14.91%
Index
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.83%	14.53%	14.14%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	December 2021
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	December 2021
	Victory Capital Management Inc.	D. Scott Tracy, CFA	Chief Investment Officer	November 2014
		Stephen J. Bishop	Portfolio Manager	November 2014
		Melissa Chadwick-Dunn	Portfolio Manager	November 2014
		Christopher W. Clark, CFA	Portfolio Manager	December 2014
		Paul Leung, CFA	Portfolio Manager	April 2019
	Wellington Management Company LLP	Mammen Chally, CFA	Senior Managing Director and Equity Portfolio Manager	November 2014
		David A. Siegle, CFA	Managing Director and Equity Research Analyst	May 2017
		Douglas W. McLane, CFA	Senior Managing Director and Equity Research Analyst	May 2017
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST SMALL-CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.06%
= Total Annual Portfolio Operating Expenses	1.06%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%
(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST Small-Cap Value Portfolio	$107	$336	$584	$1,293
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 57% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small capitalization companies.

Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000® Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Portfolio will still be considered to be small capitalization companies for purposes of the Portfolio’s policy of investing at least 80% of its investable assets in small capitalization companies.
The Portfolio is allocated among four subadvisers: Boston Partners Global Investors, Inc., Goldman Sachs Asset Management, L.P., Hotchkis and Wiley Capital Management, LLC, and J.P. Morgan Investment Management Inc. In addition, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Small Sized Company Risk. Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
32.34%	4th Quarter 2020	-38.11%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	31.52%	7.57%	11.77%
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick Babich	Portfolio Manager	January 2022
AST Investment Services, Inc.		Jeffrey Peasley	Portfolio Manager	January 2022
	Boston Partners Global Investors, Inc.	David M. Dabora, CFA	Portfolio Manager	January 2022
		George Gumpert, CFA	Portfolio Manager	January 2022
	Goldman Sachs Asset Management, L.P.	Robert Crystal	Managing Director and Portfolio Manager	January 2022

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
		Sally Pope Davis	Managing Director and Portfolio Manager	January 2022
		Sean A. Butkus, CFA	Managing Director and Portfolio Manager	January 2022
	Hotchkis and Wiley Capital Management, LLC	Judd E. Peters, CFA	Portfolio Manager	January 2022
		Ryan Thomes, CFA	Portfolio Manager	January 2022
	J.P. Morgan Investment Management Inc.	Wonseok Choi, PhD	Managing Director	November 2019
		Akash Gupta, CFA	Executive Director	November 2019
		Jonathan L. Tse, CFA,	Executive Director	November 2019
		Phillip D. Hart, CFA	Managing Director	March 2012
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality US companies that are judged likely to achieve superior earnings growth.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.01%
= Total Annual Portfolio Operating Expenses	0.93%
- Fee Waiver and/or Expense Reimbursement	(0.05)%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.88%
(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.88% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Growth Portfolio	$90	$291	$510	$1,138
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 16% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in the common stocks of large companies.
A large company is defined as one whose market capitalization is larger than the median market cap of companies in the Russell 1000® Growth Index. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below this level. The Portfolio’s subadviser,

T. Rowe Price Associates, Inc., generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The fund may at times invest significantly in certain sectors, such as the information technology sector.
In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
29.24%	2nd Quarter 2020	-13.74%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	17.11%	24.63%	20.03%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.70%	18.47%	16.54%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
PGIM Investments LLC	T. Rowe Price Associates, Inc.	Taymour R. Tamaddon	Portfolio Manager	January 2017
AST Investment Services, Inc.
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY: AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals, and forest products) and other basic commodities.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	1.01%
- Fee Waiver and/or Expense Reimbursement	(0.02)%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.99%
(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
Example.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Natural Resources Portfolio	$101	$320	$556	$1,234
Portfolio Turnover.  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 44% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in the securities of natural resource companies.
The Portfolio’s subadviser, T. Rowe Price Associates, Inc., invests primarily in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. The Portfolio also may invest in other growth companies that we believe have strong potential for earnings growth but do not own or develop natural resources. The relative percentages invested in natural resource and non-resource companies can vary depending on economic and monetary conditions and the Portfolio’s subadviser's outlook for inflation. Natural resource companies in which the Portfolio invests typically own, develop, refine, service or transport resources, including energy, metals, forest products, industrials, utilities, chemicals, real estate, and other basic commodities that can be produced and marketed profitably when both labor costs and prices are rising.
In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may also invest in other investment companies and illiquid investments.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.

Best Quarter:		Worst Quarter:
21.95%	2nd Quarter 2020	-35.66%	1st Quarter 2020

Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Portfolio	23.80%	5.40%	3.67%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.70%	18.47%	16.54%
Lipper Global Natural Resources Funds Index (reflects no deduction for fees, expenses or taxes)	32.46%	3.86%	2.10%
MANAGEMENT OF THE PORTFOLIO
Investment Managers	Subadviser	Portfolio Manager	Title	Service Date
PGIM Investments LLC	T. Rowe Price Associates, Inc.	Shinwoo Kim	Vice President and Portfolio Manager	June 2021
AST Investment Services, Inc.
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.

ABOUT THE TRUST
About the TRUST and its Portfolios
This Prospectus provides information about the Trust and its separate Portfolios. The Portfolios of the Trust which are discussed in this Prospectus are identified on the front cover and in the table of contents. Each Portfolio is a diversified investment company as defined by the Investment Company Act of 1940 (the 1940 Act), unless herein noted otherwise.
PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), both wholly-owned subsidiaries of Prudential Financial, Inc. (Prudential Financial), serve as overall investment managers of the Portfolios covered by this Prospectus other than the following Portfolios (collectively, referred to herein as the “Investment Managers” or, the “Manager”).
Prudential Financial, which is incorporated in the United States, has its principal place of business in the United States. Neither Prudential Financial nor any of its subsidiaries are affiliated in any manner with Prudential plc, a company incorporated in the United Kingdom.
The Manager has retained one or more subadvisers (each, a Subadviser), to manage the day-to-day investment of the assets of each Portfolio in a multi-manager structure. More information about the Manager, each Subadviser and the multi-manager structure is included in “How the Trust is Managed” later in this Prospectus.
The Trust offers one class of shares in each Portfolio. As of the date of this Prospectus, shares of the Portfolios of the Trust are sold only to separate accounts of Prudential Annuities Life Assurance Corporation (which is in the process of being sold and may, at a future date, go by a different name), The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Retirement Insurance and Annuity Company, Pramerica of Bermuda Life Assurance Company, Ltd. (collectively, Prudential), Kemper Investors Life Insurance Company, Allstate Life Insurance Company and Allstate Life Insurance Company of New York (collectively, the Participating Insurance Companies) as investment options under variable life insurance and variable annuity contracts. Shares of each of the Portfolios may also be sold directly to certain qualified retirement plans.
Additional information about each Portfolio is set forth in the following sections and is also provided in the Statement of Additional Information (SAI).

MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST
Introduction
In addition to each Portfolio's summary section, each Portfolio's investment objective and policies are described in more detail on the following pages. Certain investment instruments that appear in bold lettering below are described in the section entitled More Detailed Information About Other Investments and Strategies Used by the Portfolios.
Although the Portfolios make every effort to achieve their investment objectives, there can be no guarantee of success, and it is possible that you could lose money by investing in the Portfolios. Each Portfolio's investment objective is a non-fundamental investment policy and, therefore, may be changed by the Trust’s Board of Trustees (the Board) without shareholder approval. A Portfolio will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law.
An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Portfolios have investment strategies and policies that include percentage estimates and limitations. Those percentages are generally applied at the time the Portfolio makes an investment. As a result, a Portfolio generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made, but subsequently do not meet the investment policy or limitation. A Portfolio may have a policy to invest at least 80% of its assets in a particular category of investments suggested by the name of the Portfolio. For any Portfolio that is subject to Rule 35d-1 under the 1940 Act, this 80% policy relates to the Portfolio’s net assets plus borrowings, if any, for investment purposes. The 80% requirement is applied at the time the Portfolio makes an investment. These 80% policies are non-fundamental and may be changed by the Board without shareholder approval. A Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in an 80% policy based on the Portfolio’s name if required by applicable rules.
A change in the securities held by a Portfolio is known as “portfolio turnover.” A Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If a Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, thereby increasing its taxable distributions. The Financial Highlights tables at the end of this Prospectus show each Portfolio’s portfolio turnover rate during the past fiscal years.
Temporary Defensive Instruments. In response to adverse or unstable market, economic, political or other conditions or to satisfy redemptions, each Portfolio may take a temporary defensive position and invest up to 100% of its assets in money market instruments, including short-term obligations of, or securities guaranteed by, the US Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, repurchase agreements, or hold up to 100% of its assets in cash, cash equivalents or shares of money market or short-term bond funds. Investing heavily in money market securities may limit a Portfolio’s ability to pursue or achieve its investment objective and could reduce the benefit to the Portfolio from any upswing in the market, but can help to preserve the value of the Portfolio's assets when markets are unstable. In addition, to the extent not otherwise permitted, each Portfolio may invest up to 10% of its assets in exchange-traded funds (ETFs) during stressed and/or volatile market conditions.
AST Cohen & Steers Realty Portfolio
Investment Objective: to seek to maximize total return through investment in real estate securities.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities of real estate related issuers.

The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income. Generally, the equity securities of real estate related issuers will consist of:
◾
common stocks (including shares in real estate investment trusts (REITs)),
◾
rights or warrants to purchase common stocks,
◾
securities convertible into common stocks where the conversion feature represents, in the subadviser's view, a significant element of the securities' value, and
◾
preferred stocks.
Real estate related issuers include companies that derive at least 50% of revenues from the ownership, construction, financing, management or sale of real estate or that have at least 50% of assets in real estate. The Portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.
Real estate companies may include REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as Equity REITs and Mortgage REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains or losses by selling properties. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments.
The Portfolio’s subadviser adheres to a bottom-up, relative value investment process when selecting publicly traded real estate securities. The subadviser utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (NAV), cash flow multiple/growth ratios and a dividend discount model (DDM). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength, corporate structure and environmental, social and governance (ESG) factors. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions.
The Portfolio will concentrate its investments (i.e., invest at least 25% of its assets under normal circumstances) in securities of companies engaged in the real estate business.
Non-Diversified Status. The Portfolio is classified as a “non-diversified” investment company under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Portfolio intends to meet certain diversification standards under the Internal Revenue Code that must be met to relieve the Portfolio of liability for Federal income tax if its earnings are distributed to shareholders. As a non-diversified fund, a price decline in any one of the Portfolio's holdings may have a greater effect on the Portfolio's value than on the value of a fund that is more broadly diversified.
Other Investments:
The Portfolio may write (sell) put and covered call options and purchase put and call options on securities or stock indices that are listed on a national securities or commodities exchange. The Portfolio may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on the foregoing. The Portfolio may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. The Subadviser expects that the Portfolio will use these techniques on a relatively infrequent basis.
AST GOVERNMENT Money Market Portfolio
Investment Objective: to seek high current income and maintain high levels of liquidity.

Principal Investment Policies:
The Portfolio invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. Government securities include US Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities. The Portfolio has a policy to invest under normal conditions 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities.
In managing the Portfolio’s assets, the Subadviser uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, the Subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the Subadviser’s bottom-up research which informs security selection. In its bottom up research, the Subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.
The Subadviser may also consider factors such as yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.
The Portfolio seeks to maintain a stable net asset value of $1.00 per share. In other words, the Portfolio attempts to operate so that shareholders do not lose any of the principal amount they invest in the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its goal of a stable net asset value, and shares of the Portfolio are neither insured nor guaranteed by the US government or any other entity. For instance, the issuer or guarantor of a portfolio security or the other party to a contract could default on its obligation, and this could cause the Portfolio's net asset value per share to fall below $1.00. In addition, the income earned by the Portfolio will fluctuate based on market conditions, interest rates and other factors.
The Portfolio is managed in compliance with regulations applicable to government money market mutual funds, specifically, Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). The Portfolio will not acquire any security with a remaining maturity exceeding 397 calendar days (as defined by Rule 2a-7 or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations). The Portfolio is required to hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets.” Daily liquid assets include cash (including demand deposits), direct obligations of the US Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (including demand deposits), direct obligations of the US Government, US Government agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Portfolio will (i) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and (ii) a dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions) of 120 calendar days or less.
The Portfolio will comply with the diversification, quality and other requirements of Rule 2a-7. This means that the money market instruments purchased by the Portfolio are limited to securities that the subadviser has determined present minimal credit risks to the Portfolio, based on an analysis of the capacity of the security's issue or guarantor to meet its financial obligations. In addition, a security, at the time of purchase by the Portfolio, must have been determined by the subadviser to present minimal credit risk. If, after purchase, the credit quality of an instrument deteriorates, the Portfolio’s subadviser or the Board of Trustees (the Board) (where required by applicable regulations) will decide whether the instrument should be held or sold. All portfolio instruments purchased by the Portfolio will be denominated in US dollars.

As a “government money market fund” under Rule 2a-7, the Portfolio (1) uses the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) at the election of the Board, is not subject to a liquidity fee and/or a redemption gate on redemptions which might apply to other types of money market funds in the future should certain triggering events specified in Rule 2a-7 occur. However, the Board reserves the right, with notice to shareholders, to change the policy with respect to liquidity fees and/or redemption gates, thereby permitting the Portfolio to impose such fees and gates in the future.
United States Government Obligations. The Portfolio will invest in obligations of the US Government and its agencies and instrumentalities directly. Such obligations may also serve as collateral for repurchase agreements. US Government obligations include: (i) direct obligations issued by the United States Treasury such as Treasury bills, notes and bonds; and (ii) instruments issued or guaranteed by government-sponsored agencies acting under authority of Congress. Some US Government obligations are supported by the full faith and credit of the US Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the US Government to purchase the agency's obligations; still others are supported only by the credit of the agency. There is no assurance that the US Government will provide financial support to one of its agencies if it is not obligated to do so by law.
Asset-Backed Securities. The Portfolio may invest in asset-backed securities backed by assets such as credit card receivables, automobile loans, manufactured housing loans, corporate receivables, and home equity loans in accordance with industry limits based upon the underlying collateral. The Portfolio may invest in certain government supported asset-backed notes in reliance on no-action relief issued by the SEC that such securities may be considered as government securities for purposes of compliance with the diversification requirements under Rule 2a-7.
Demand Features. The Portfolio may purchase securities that include demand features, which allow the Portfolio to demand repayment of a debt obligation before the obligation is due or “matures.” This means that longer-term securities can be purchased because of the expectation that the Portfolio can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the Rule 2a-7 under the 1940 Act, as amended.
Floating Rate and Variable Rate Securities. The Portfolio may purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.
Voluntary Yield Support. In a low interest rate environment, the yield for the Portfolio, after deduction of operating expenses, may be negative even though the yield before deducting such expenses is positive. A negative yield may also cause the Portfolio's net asset value per share to fall below $1.00. PGIM Investments LLC and AST Investment Services, Inc. may decide to reimburse certain of these expenses to the Portfolio in order to maintain a positive yield, however they are under no obligation to do so and may cease doing so at any time without prior notice.
AST Large-Cap Value Portfolio (FORMERLY, AST Hotchkis & Wiley Large Cap Value portfolio)
Investment Objective: to seek current income and long-term growth of income, as well as capital appreciation.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio invests at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities.

The Portfolio is allocated among four subadvisers: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price), and Wellington Management Company LLP (Wellington Management). The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
Hotchkis and Wiley is responsible for managing a portion of the Portfolio’s assets. Hotchkis and Wiley’s strategy invests primarily in stock and other equity securities and normally focuses on stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases. Hotchkis and Wiley also may invest in stocks that don’t pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. Hotchkis and Wiley’s strategy seeks current income and long-term growth of income, as well as capital appreciation using a disciplined, value investment process. Through a consistent process and independent research, Hotchkis and Wiley identifies large cap companies that they believe are undervalued relative to their tangible assets, have sustainable cash flow and potential for improving business performance. The strategy seeks to own large, financially strong companies that offer the best combination of value and potential for price appreciation. Hotchkis and Wiley emphasizes rigorous in-house fundamental research to identify undervalued large cap companies, employs a disciplined and repeatable investment process and incorporates multiple perspectives to enhance understanding of risks.
MFS is responsible for managing a portion of the Portfolio’s assets. MFS’s strategy invests primarily in equity securities. MFS’ strategy focuses on investing in the stocks of companies that MFS believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS’ strategy may invest in foreign securities. MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered. MFS’s strategy normally invests across different industries and sectors, but MFS may at times invest a large percentage of its portion of the Portfolio’s assets in issuers in a single industry or sector.
T. Rowe Price is responsible for managing a portion of the Portfolio’s assets. T. Rowe Price’s strategy defines a large-cap company as having a market capitalization that, at the time of purchase, is either (i) larger than the current median market capitalization of companies in the Russell 1000 Value Index or (ii) larger than the three-year average median market capitalization of companies in the Russell 1000 Value Index as of December 31 of the three preceding years. T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for one or more of the following: (i) low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, a company’s peers, or a company’s own historical norm; (ii) low stock price relative to a company’s underlying asset values; (iii) companies that may benefit from restructuring activity; and/or (iv) a sound balance sheet and other positive financial characteristics. In pursuing its investment objective, T. Rowe Price has the discretion to deviate from its normal investment criteria. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. While most assets will typically be invested in US common stocks, T. Rowe Price’s strategy may invest in foreign stocks in keeping with the Portfolio’s objectives. T. Rowe Price may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Wellington Management is responsible for managing a portion of the Portfolio’s assets. Wellington Management’s Value Equity Income strategy is based on the belief that markets have a tendency to overreact to short-term information and underemphasize longer-term structural changes, and that markets often underappreciate the impact of dividends. The Wellington portfolio managers believe that unexpected negative results and adverse news can lead to short-term uncertainty and price volatility and create opportunities to buy high-quality companies at attractive valuations and sustainable dividends. Further, they believe that structural changes are often underappreciated because they are realized over a longer time horizon—sometimes slowly and not in a linear fashion—and that maintaining a longer-term view is needed to see through the shorter-term noise to capture the benefits of these changes. The Wellington team believes the impact of dividends over time are often underappreciated by the market, because in the shorter-term they often contribute a small portion of the market’s total return, which obscures the fact that over the long term the compounding effect of dividends have accounted for a material portion of the market’s total return. High-quality companies with sustainable and growing dividends have historically generated above-average returns with lower volatility than the broad market over the long-term. They also believe that dividends provide a strong indicator of a company’s financial health, and they typically signal management’s confidence in a company’s long-term prospects.
AST MFS Global Equity Portfolio
Investment Objective: to seek capital growth.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.
In selecting investments for the Portfolio, the Subadviser is not constrained by any particular investment style. The Subadviser may invest the Portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
While the Subadviser may invest the Portfolio's assets in securities of companies of any size, the Subadviser primarily invests in securities of companies with large capitalizations. The Subadviser invests the Portfolio's assets in US and foreign securities, including emerging market securities. The Portfolio normally invests its assets across different industries, sectors, countries and regions, but the Portfolio may at times invest a large percentage of its assets in issuers in a single industry, sector, country or region. Depending on market conditions, the Portfolio may at times have a lower risk profile and underperform more opportunistic peer funds.
The Subadviser uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. The Subadviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Subadviser may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies.

AST MID-CAP GROWTH PORTFOLIO
Investment Objective: to seek long-term growth of capital.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies. For purposes of the Portfolio, mid-capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (Index). The size of the companies in the Index changes with market conditions and the composition of the Index. As of February 28, 2022, the range of the market capitalizations of the issuers in the Index was between $10.8 billion and $58.4 billion.
Massachusetts Financial Services Company (MFS). MFS is responsible for managing a portion of the Portfolio’s assets. MFS normally invests the portion of the Portfolio’s assets assigned to it primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing the portion of the Portfolio’s assets assigned to MFS in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. MFS may invest the Portfolio’s assets in foreign securities. MFS normally invests the Portfolio’s assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
Victory Capital Management Inc. (Victory Capital) is also responsible for managing a portion of the Portfolio’s assets. Victory Capital’s investment franchise, RS Investments, employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process, and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations. The investment team regularly reviews the portion of the Portfolio’s assets assigned to Victory Capital and will sell securities when the team believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
AST Small-Cap Growth Portfolio
Investment Objective: to seek long-term capital growth.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in small capitalization companies.

The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment. The size of the companies in the Russell 2000® Growth Index and those on which the Subadvisers intend to focus the Portfolio's investments will change with market conditions.
UBS Asset Management (Americas) Inc. (UBS AM) is responsible for managing a portion of the Portfolio’s assets. In selecting securities, UBS AM seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, UBS AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. UBS AM may cause the Portfolio to invest in emerging growth companies, which are companies that UBS AM expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.
Emerald is also responsible for managing a portion of the Portfolio’s assets. Emerald seeks to maximize returns and minimize risks by capitalizing on the inefficiencies inherent in today’s small-cap markets. Emerald is dedicated to fundamental, bottom-up research designed to identify unrecognized, under-researched, undervalued as well as overvalued companies. Since 1,123 Russell 2000 stocks have five or fewer sell-side analysts, while 329 stocks have two or fewer, as compiled by FactSet as of January 3, 2022, Emerald believes there is extraordinary opportunity in the small capitalization markets. Emerald strives to construct portfolios which bear little resemblance to the broad market and are comprised of companies that “they strive to know better than anyone else.”
Because the Portfolio invests primarily in common stocks, the primary risk of investing in the Portfolio is that the value of the stocks it holds might decrease, and you could lose money. The prices of the securities in the Portfolios will fluctuate. These price movements may occur because of changes in the financial markets as a whole, a company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.
Other Investments:
The Portfolio may invest to a lesser degree in types of securities other than common stocks, including preferred stocks, warrants, and convertible securities. In addition, the Portfolio may invest in the following types of securities and engage in the following investment techniques:
Foreign Securities. The Portfolio may invest up to 15% of its total assets in foreign securities. The Portfolio may invest directly in foreign securities denominated in foreign currencies, or may invest through depositary receipts or passive foreign investment companies. Generally, the same criteria are used to select foreign securities as domestic securities. American Depository Receipts and foreign issuers traded in the United States are not considered to be Foreign Securities for purposes of this investment limitation.
Futures, Options and Other Derivative Instruments. The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products (collectively derivative instruments). The Portfolio may use derivative instruments to hedge the value of its portfolio against potential adverse movements in securities prices, currency exchange rates or interest rates.
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
Investment Objective: to seek capital growth.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by small-capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index or the S&P SmallCap 600 Growth Index at the time of the Portfolio's investment. The size of the companies in the Russell 2000® Growth Index, the S&P SmallCap 600 Growth Index, and those on which the subadvisers intend to focus the Portfolio's investments will change with market conditions.
The Portfolio may invest in a limited number of industries or industry sectors.
Victory Capital Management Inc. (Victory Capital) is responsible for managing a portion of the Portfolio’s assets. Victory Capital’s investment franchise, RS Investments, employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations. The investment team regularly reviews the portion of the Portfolio's assets assigned to Victory Capital and will sell securities when the team believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive. As a result of Victory Capital's investment process, it may be focused in one or more economic sectors from time to time, including the information technology sector.
Wellington Management Company LLP (Wellington Management) is also responsible for managing a portion of the Portfolio’s assets. Central to Wellington Management’s investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. Portfolio construction emphasizes stock specific risk while minimizing other sources of active risk, with an emphasis on creating a portfolio whose relative performance is less dependent on market environment. Wellington Management’s research process relies on extensive management meetings and a high level of collaboration between the investment team and Wellington Management’s global industry analysts and other team analysts to produce forecast models and long-term valuation targets. The majority of Wellington Management’s research is the result of direct contact with company management in our offices, on site, and at conferences. Wellington Management also triangulates a great deal of information by talking to competitors, suppliers, and vendors. Wellington Management considers its ability to make independent evaluations and to establish its own research priorities central to its ability to produce positive returns for our clients. Wellington Management views portfolio construction as a separate, but equally important, component of the investment process. Its approach to portfolio construction is based on its observation that active managers frequently underestimate the range of outcomes when assessing an investment idea. Wellington Management recognizes this uncertainty and explicitly incorporates the risk characteristics of stocks when setting position sizes. This practice leads to diversification of risk across stocks and limits the impact of negative surprises. Consistent with its longer term investment perspective, Wellington Management incorporates anticipated transaction costs when making buy and sell decisions, which supports lower turnover.
AST Small-Cap Value Portfolio
Investment Objective: to seek to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in small capitalization companies.

Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000® Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Portfolio will still be considered to be small capitalization companies for purposes of the Portfolio’s policy of investing, under normal circumstances, at least 80% of the value of its assets in small capitalization companies.
The assets of the Portfolio are independently managed by four Subadvisers under a multi-manager structure. Pursuant to the multi-manager structure, the Manager of the Portfolio determines and allocates a portion of the Portfolio’s assets to each of the Subadvisers. The allocations will be reviewed by the Manager periodically and may be altered or adjusted by the Manager without prior notice. Such adjustments will be reflected in the annual update to this prospectus. The Portfolio is allocated among: Boston Partners Global Investors, Inc., Goldman Sachs Asset Management, L.P., Hotchkis and Wiley Capital Management, LLC, and J.P. Morgan Investment Management Inc. In addition, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
Although each Subadviser follows the Portfolio’s policy of investing, under normal circumstances, at least 80% of the Portfolio’s assets in small capitalization companies, each Subadviser expects to utilize different investment strategies to achieve the Portfolio’s objective of long-term capital growth. The current asset allocations and principal investment strategies for each Subadviser are summarized below:
Boston Partners is responsible for managing a portion of the Portfolio’s assets. Boston Partners’ investment process is grounded in bottom-up fundamental analysis. Efficient and repeatable, it is designed to identify “characteristics that work”: attractive valuation, sound business fundamentals and improving business momentum. The process is executed within a team-oriented culture that upholds individual accountability and provides the clarity of having final decision makers at the portfolio manager level.
Boston Partners’ investment philosophy is grounded in certain “fundamental truths” to investing, each proven to have worked over meaningful periods of time and in a variety of market environments: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum.
Boston Partners construct well-diversified portfolios that consistently possess these three characteristics; they are simple rules that limit downside risk, preserve capital and maximize the power of compounding.
Goldman Sachs is responsible for managing a portion of the Portfolio’s assets. Goldman Sachs seeks to achieve its investment objective, under normal circumstances, through investments primarily in equity securities of small capitalization companies that are believed to be undervalued in the marketplace. Typically, in choosing stocks, Goldman Sachs looks for companies using Goldman Sachs’ value investment philosophy.
Goldman Sachs’ investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; (3) considering a wide range of factors as part of the fundamental investment process, which may include integrating environmental, social and governance (ESG) factors with traditional fundamental factors; and (4) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. Goldman Sachs may decide to sell a position for various reasons, including valuation and price considerations, readjustment of Goldman Sachs’ outlook based on subsequent events, Goldman Sachs’ ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes

Hotchkis and Wiley is responsible for managing a portion of the Portfolio’s assets. Hotchkis and Wiley’s strategy invests in companies whose future prospects are misunderstood or not fully recognized by the market. Hotchkis and Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis and Wiley employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis and Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 300 to 400 portfolio securities. With the exception of diversification guidelines, Hotchkis and Wiley does not employ pre-determined rules for sales; rather, Hotchkis and Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
J.P. Morgan is responsible for managing a portion of the Portfolio’s assets. J.P. Morgan follows a multi-step process. First, a rigorous proprietary multifactor quantitative model is used to evaluate the prospects of each company in the investable universe and rank each company’s relative attractiveness within its sector based on a number of factors including valuation based metrics and improving business trends and market sentiment. Next, analysts conduct fundamental research where the results of the quantitative model are reviewed and modified based by the portfolio management team to ensure the validity of the data, that the trades recommended truly meet our investment theses and out of the model issues are captured. Finally, a portfolio construction process is employed to overweight the stocks with the highest return potential while minimizing uncompensated risks relative to the benchmark (as measured by the BARRA risk model). The resulting portfolio is one that closely approximates the risk characteristics of the Russell 2000 Value Index while adding value through stock selection.
Other Investments:
Although the Portfolio will invest primarily in US common stocks, it may also purchase other types of securities, for example, preferred stocks, convertible securities, warrants and bonds when considered consistent with the Portfolio’s investment objective and policies. The Portfolio may purchase preferred stock for capital appreciation where the issuer has omitted, or is in danger of omitting, payment of the dividend on the stock. Debt securities would be purchased in companies that meet the investment criteria for the Portfolio.
The Portfolio may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts and securities of companies in developing countries, and may enter into forward foreign currency exchange contracts (the Portfolio may invest in foreign cash items in excess of this 20% limit). The Portfolio may enter into stock index or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of regulating the Portfolio’s exposure to the equity markets. The Portfolio may also write (sell) call and put options and purchase put and call options on securities, financial indices, and currencies. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities.
AST T. Rowe Price Large-Cap Growth Portfolio
Investment Objective: to seek long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality US companies that are judged likely to achieve superior earnings growth.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in the common stocks of large companies.
A large company is defined as one whose market cap is larger than the median market cap of companies in the Russell 1000® Growth Index. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below this level. The Subadviser generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

As growth investors, the Subadviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.
In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
Because the Portfolio invests primarily in stocks, the Portfolio is subject to the risks associated with stock investments, and the Portfolio's share price therefore may fluctuate substantially. The Portfolio's share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices of particular stocks held by the Portfolio (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry). The Portfolio's focus on large, more-established companies may mean that its level of risk is lower than a fund investing primarily in smaller companies. Because the Portfolio invests in a smaller number of securities than many other funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's share price. The Portfolio may at times invest significantly in certain sectors, such as the technology sector.
Other Investments:
In addition to investing in equity securities, the Portfolio also may:
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invest up to 20% of its net assets in convertible securities;
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invest up to 10% of its net assets in rights or warrants;
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invest up to 15% of its total assets in foreign securities;
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purchase and sell exchange-traded index options and stock index futures contracts; and
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write covered exchange-traded call and put options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to, for all purchased options, 10% of its total assets; and
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invest in other investment companies.
The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.
AST T. Rowe Price Natural Resources Portfolio
Investment Objective: to seek long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals, and forest products) and other basic commodities.
Principal Investment Policies:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in the securities of natural resource companies.
The Portfolio invests primarily in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. The Portfolio also may invest in other growth companies that we believe have strong potential for earnings growth but do not own or develop natural resources. The relative percentages invested in natural resource and non-resource companies can vary depending on economic and monetary conditions and the Subadviser's outlook for inflation. Natural resource companies in which the Portfolio invests typically own, develop, refine, service or transport resources, including energy, metals, forest products, industrials, utilities, chemicals, real estate, diversified resources and other basic commodities that can be produced and marketed profitably when both labor costs and prices are rising.

In the mining area, for example, the Subadviser might look for a company with the ability to expand production and maintain superior exploration programs and production facilities.
In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities.
As with all stock funds, the Portfolio's share price can fall because of weakness in one or more securities markets, particular industries or specific holdings. In addition, the Portfolio is less diversified than most stock funds and could therefore experience sharp price declines when conditions are unfavorable in the natural resources sector. For instance, since the Portfolio attempts to invest in companies that may benefit from accelerating inflation, low inflation could lessen returns. The rate of earnings growth of natural resource companies may be irregular because these companies are strongly affected by natural forces, global economic cycles and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall. Real estate companies are influenced by interest rates and other factors.
The Portfolio may also invest in other investment companies and illiquid investments.
Other Investments:
Although the Portfolio invests primarily in common stocks, it may also purchase other types of securities, for example, preferred stocks, convertible securities and warrants, when considered consistent with the Portfolio's investment objective and policies. The Portfolio may purchase preferred stock or common stock for capital appreciation where the issuer has omitted, or is in danger of omitting, payment of the dividend on the stock, or is in default on its debt securities. The Portfolio may invest in debt securities, including up to 10% of its total assets in debt securities rated below investment grade. The Portfolio may invest in mortgage-backed securities, including stripped mortgage-backed securities. The Portfolio may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities.
Foreign Securities. The Portfolio may invest up to 50% of its total assets in foreign and emerging markets securities, including American Depositary Receipts and securities of companies in developing countries, which offer increasing opportunities for natural resource-related growth. The Portfolio may enter into forward foreign currency exchange contracts in connection with its foreign investments. The Portfolio's investments in foreign securities, or even in US companies with significant overseas investments, may decline in value because of declining foreign currencies or adverse political and economic events overseas, although currency risk may be somewhat reduced because many commodities markets are dollar based.
Futures and Options. The Portfolio may enter into stock index or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of regulating the Portfolio's exposure to the equity markets. The Portfolio may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices.
Hybrid Instruments. These derivative instruments can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, securities, or securities index. Such securities may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS
Additional Investments & Strategies
As indicated above, a Portfolio may invest in the following types of securities and/or use the following investment strategies to increase returns or protect Portfolio assets if market conditions warrant.
American Depositary Receipts (ADRs)—Certificates representing the right to receive foreign securities that have been deposited with a US bank or a foreign branch of a US bank.
Asset-Backed Securities—An asset-backed security is a type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities may also be collateralized by a portfolio of corporate bonds, including junk bonds, or other securities.
Collateralized Debt Obligations (CDOs)—A CDO is a security backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures or swaps. A CDO provides a single security that has the economic characteristics of a diversified portfolio. The cash flows generated by the collateral are used to pay interest and principal to investors.
Collateralized Loan Obligations (CLOs)—A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, as well as loans rated below investment grade or equivalent unrated loans. The risks of an investment in a CLO depend largely on the quality of the underlying loans and may be classified by the Portfolio as illiquid investments.
Convertible Debt and Convertible Preferred Stock—A convertible security is a security—for example, a bond or preferred stock—that may be converted into common stock, the cash value of common stock or some other security of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, convertible securities offer—through their conversion mechanism—the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.
Credit Default Swaps—In a credit default swap, a Portfolio and another party agree to exchange payment of the par (or other agreed-upon) value of a referenced debt obligation in the event of a default on that debt obligation in return for a periodic stream of payments over the term of the contract provided no event of default has occurred. See also “Swaps” defined below.
Credit-Linked Securities—Credit linked securities are securities that are collateralized by one or more credit default swaps on corporate credits. A Portfolio has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate, and a return of principal at the maturity date. See also “Credit Default Swaps” defined above.
Depositary Receipts—A Portfolio may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (GDRs) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the US securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into or for which they may be converted or exchanged.
Derivatives—A derivative is an instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying interest—a security, market index, currency, interest rate or some other benchmark—will go up or down at some future date. A Portfolio may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective. The adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives used may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.
Dollar Rolls—Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. During the “roll period,” the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) it increases the Portfolio's sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.
Energy Companies—Companies that are involved in oil or gas exploration, production, refining or marketing, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economics, politics and regulation.
Equity Swaps—In an equity swap, a Portfolio and another party agree to exchange cash flow payments that are based on the performance of equities or an equity index. See also “Swaps” defined below.
Event-Linked Bonds—Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.
Exchange-Traded Funds (ETFs)— Each Portfolio may temporarily invest up to 10% of its assets in ETFs during stressed and/or volatile market conditions. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate up or down, and a Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers'' (which are tied to large decreases in stock prices) halts stock trading generally.

Financial Services Companies—Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.
Foreign Currency Forward Contracts—A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to ”lock-in“ the US dollar price of the security or the US dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ”offsetting“ contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
Futures Contracts—A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the ”initial margin.“ Every day during the futures contract, either the buyer or the seller will make payments of ”variation margin.“ In other words, if the value of the underlying security, index or interest rate increases, then the seller will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the seller would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.
Global Depositary Receipts (GDRs)—GDRs are receipts issued by a non-US financial institution evidencing ownership of underlying foreign securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets. Investments in GDRs involve certain risks unique to foreign investments. These risks are set forth in the section entitled “Foreign Investment Risk” in the Principal Risks section below.
Healthcare Technology Companies—These companies will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time.
Illiquid Investments—An “illiquid investment” is an investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Portfolio (other than the AST Government Money Market Portfolio) may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. The AST Government Money Market Portfolio may invest up to 5% of its net assets in illiquid investments. Each Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be determined to be liquid pursuant to procedures adopted by the Trust on behalf of the Portfolios. Those securities are not subject to the 15% and 5% limits. The 15% and 5% limits are applied as of the date the Portfolio purchases an illiquid investment. In the event the market value of a Portfolio's (other than the AST Government Money Market Portfolio) illiquid investments exceeds the 15% limit due to an increase in the aggregate value of its illiquid investments and/or a decline in the aggregate value of its other investments, the Portfolio must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. If the AST Government Money Market Portfolio were to exceed the 5% limit, the subadviser(s) would take prompt action to reduce the Portfolio’s holdings in illiquid investments to no more than 5% of its net assets, as required by applicable law.
Inflation-Indexed Securities—Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors, such as a Portfolio, do not receive their principal until maturity.
Interest Rate Swaps—In an interest rate swap, a Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. See also “Swaps” defined below.
Investments in Affiliated Funds—A Portfolio may invest its assets in affiliated short-term bond funds and/or money market funds. Such underlying affiliated funds are registered investment companies under the 1940 Act. A Portfolio can invest its free cash balances in the underlying affiliated funds to obtain income on short-term cash balances while awaiting attractive investment opportunities, to provide liquidity in preparation for anticipated redemptions, or for defensive purposes. Such an investment could also allow a Portfolio to obtain the benefits of a more diversified portfolio available in the affiliated funds than might otherwise be available through direct investments in those asset classes, and will subject the Portfolio to the risks associated with the particular asset class. As a shareholder in underlying affiliated funds, a Portfolio will pay its proportional share of the expenses of such underlying affiliated funds. Management fees of either a Portfolio or an affiliated fund in which it invests, as applicable, will be waived, so that shareholders of the Portfolio are not paying management fees of both the Portfolio and the underlying affiliated fund. The investment results of the portions of a Portfolio’s assets invested in underlying affiliated funds will be based on the investment results of such underlying affiliated funds.
Joint Repurchase Account—In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.
Loans and Assignments—Loans are privately negotiated between a corporate borrower and one or more financial institutions. A Portfolio acquires interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Interests in loans are also subject to additional liquidity risks. Loans are not generally traded in organized exchange markets but are traded by banks and other institutional investors engaged in loan syndications. Consequently, the liquidity of a loan will depend on the liquidity of these trading markets at the time that a Portfolio sells the loan.
In assignments, a Portfolio will have no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In addition, the rights against the borrower that are acquired by the Portfolio may be more limited than those held by the assigning lender.
Master Limited Partnerships (MLPs)—MLP investments may include, but are not limited to: MLPs structured as LPs or LLCs; MLPs that are taxed as “C” corporations; I-Units issued by MLP affiliates; parent companies of MLPs; shares of companies owning MLP general partnership interests and other securities representing indirect beneficial ownership interests in MLP common units; “C” corporations that hold significant interests in MLPs; and other equity and fixed income securities and derivative instruments, including pooled investment vehicles and ETPs, that provide exposure to MLP investments. MLPs generally own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services. A Portfolio’s MLP investments may be of any capitalization size.
Mortgage-Related Securities—Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable-rate mortgages. The Portfolios may invest in mortgage-related securities issued and guaranteed by the US Government or its agencies and mortgage-backed securities issued by government sponsored enterprises (GSEs) such as Fannie Mae, Ginnie Mae and Freddie Mac. GSE debt may not be backed by the full faith and credit of the United States. The Portfolios may also invest in private mortgage-related securities that are not guaranteed by US Governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. The Portfolios may invest in mortgage-related securities that are backed by a pool or pools of loans that are originated and/or serviced by an entity affiliated with the investment manager or subadviser(s).
Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, US Governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets.
Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by US Governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.
Non-Voting Depositary Receipts (NVDRs)—NVDRs are listed securities on the Stock Exchange of Thailand through which investors receive the same financial benefits as those who invest directly in a company’s ordinary shares; however, unlike ordinary shareholders, NVDR holders cannot be involved in company decision-making. NVDRs are designed for use in the Thailand securities market. Investments in NVDRs involve certain risks unique to foreign investments. These risks are set forth in the section entitled “Foreign Investment Risk” in the Principal Risks section below.
Options—A call option on stock is a short-term contract that gives the option purchaser or “holder” the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or “premium” which is set before the option contract is entered into. The seller or “writer” of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified “multiplier.” Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

Participation Notes (P-Notes)—P-Notes are a type of equity-linked derivative which generally are traded over-the-counter. Even though a P-Note is intended to reflect the performance of the underlying equity securities, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with a Portfolio.
Prepayment—Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When a Portfolio reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Portfolio’s income, yield and its distributions to shareholders. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates.
Private Investments in Public Equity (PIPEs)—A PIPE is an equity security in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Portfolio cannot freely trade the securities. Generally, such restrictions and other relevant market, trading and investment-specific considerations cause the PIPEs to be classified as illiquid investments during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Real Estate Investment Trusts (REITs)—A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.
Repurchase Agreements—In a repurchase transaction, a Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.
Reverse Repurchase Agreements—In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.
Short Sales—In a short sale, a Portfolio sells a security it does not own to take advantage of an anticipated decline in the stock's price. A Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio's securities held long will decline in value at the same time that the value of the Portfolio's securities sold short increases, thereby increasing the potential for loss.

Short Sales Against-the-Box—A short sale against the box involves selling a security that a Portfolio owns, or has the right to obtain without additional costs, for delivery at a specified date in the future. A Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.
Swap Options—A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a swap agreement or to shorten, extend cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. See also “Options” defined above.
Swaps—Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Credit Default Swaps, Equity Swaps, Interest Rate Swaps and Total Return Swaps are four types of swap agreements.
Temporary Defensive Investments—In response to adverse or unstable market, economic, political or other conditions or to satisfy redemptions, a Portfolio may take a temporary defensive position and invest up to 100% of its assets in money market instruments, including short-term obligations of, or securities guaranteed by, the US Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, repurchase agreements, or hold up to 100% of the Portfolio's assets in cash, cash equivalents or shares of money market or short-term bond funds. Investing heavily in these securities may limit a Portfolio’s ability to pursue or achieve its investment objective and could reduce the benefit to the Portfolio from any upswing in the market, but can help to preserve the value of the Portfolio’s assets when markets are unstable. The use of temporary defensive investments may be inconsistent with a Portfolio’s investment objective.
Total Return Swaps—In a total return swap, payment (or receipt) of an index's total return is exchanged for the receipt (or payment) of a floating interest rate. See also “Swaps” defined above.
Unrated Debt Securities—Unrated debt securities may be determined by the Manager to be of comparable quality to rated securities which a Portfolio may purchase. In making ratings determinations, the Manager may take into account different factors than those taken into account by rating agencies, and the Manager’s rating of a security may differ from the rating that a rating agency may have given the same security. Unrated debt securities may pay a higher interest rate than such rated debt securities and be subject to a greater risk of decreased liquidity or price changes. Less public information is typically available about unrated securities or issuers.
Utilities Industry—Utility company equity securities, which are generally purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations, and the availability and cost of fuel, all of which may lower their earnings.
When-Issued and Delayed Delivery Securities—With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

PRINCIPAL RISKS
An investment or type of security specifically identified in this prospectus generally reflects a principal investment. The Portfolio also may invest in or use certain other types of investments and investing techniques that are described in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment. The principal risks of investing in the Portfolios may include the risks identified below. The Summary section for each Portfolio lists the principal risks applicable to that Portfolio. This section provides more detailed information about each risk. Each Portfolio may be subject to additional risks other than those identified and described below because the types of investments made by a Portfolio can change over time. The order of the below risk factors does not indicate the significance of any particular risk factor.
All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios cannot guarantee success.
In addition, each Portfolio reserves the right to discontinue offering shares at any time, to merge or reorganize itself, or to cease operations and liquidate at any time.
Adjustable and Floating-Rate Securities Risk. The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
Asset Allocation Risk. A Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause a Portfolio to underperform other funds with a similar investment objective. Funds that have a larger allocation to equity securities relative to their fixed income allocation will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. It is possible that judgments about the attractiveness, value, and potential performance of those various asset classes and market sectors may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.
Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.
Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.
A Portfolio may invest in securities issued or guaranteed by the US government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). Unlike Ginnie Mae securities, securities issued or guaranteed by US government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US government, and no assurance can be given that the US government would provide financial support to such securities.
Asset Transfer Program Risk. The Portfolios may be used in connection with certain benefit programs under the Contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies generally require Contract owners to participate in certain specialized algorithmic asset transfer programs under which the Participating Insurance Companies will monitor each Contract owner’s account value and, if necessary, will systematically transfer amounts among investment options. The transfers are based on pre-determined, non-discretionary mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made.
As an example of how the asset transfer formulas operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a Contract owner’s account value within the selected investment options) and certain market return scenarios involving “flat” returns over a period of time may cause the Participating Insurance Companies to transfer some or all of such Contract owner’s account value to a fixed income investment option. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are supported by fixed income investments. The formulas may also trigger transfers from a fixed income investment option back to selected equity and asset allocation options. Under some benefit programs using bond investment options with specific maturities, the transfer formulas may transfer account value among bond investment options with differing maturities based on guarantee calculations, not necessarily market movements. For more information on the benefit programs and asset transfer formulas, please see your Contract prospectus.
These formulas may result in large-scale asset flows into and out of the Portfolios, which, in certain instances, could adversely affect the Portfolios, including their risk profiles, expenses and performance. For example, the asset flows may adversely affect performance by requiring a Portfolio to purchase or sell securities at inopportune times, by otherwise limiting a Subadviser’s ability to fully implement a Portfolio’s investment strategies, or by requiring a Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may cause high turnover, which can result in increased transaction costs. The asset flows may also result in low asset levels and high operating expense ratios for a Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the assets flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely affect performance.

Bank Loan Investments Risk. The Portfolio's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio's access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Portfolio's ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Portfolio to invest in a particular loan or loan participation could depend exclusively on the subadviser's credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Portfolio has purchased. To the extent the Portfolio invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections. If the Portfolio is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Portfolio may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
Blend Style Risk. The Portfolio's blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio's portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio's assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.
Commodity Risk. A commodity-linked derivative instrument is a financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements or fluctuations, such as demand, supply disruptions and speculation, and changes in interest and exchange rates. The prices of commodity-linked derivative instruments also may be more volatile than the prices of investments in traditional equity and debt securities.
Correlation Risk. The effectiveness of a Portfolio’s equity index option overlay strategy may be reduced if the Portfolio’s equity portfolio holdings do not sufficiently correlate to that of the index underlying its option positions.

Covenant-Lite Risk. Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.
Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments, as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.
The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:
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Counterparty credit risk. There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.
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Leverage risk. Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.
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Liquidity and valuation risk. Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).
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Hedging risk. Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

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Futures and Forward Contracts risk. The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets.  Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio's Subadviser(s) to evaluate local companies or their potential impact on a Portfolio's performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation.  Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Equity Securities Risk. There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
Exchange-Traded Funds (ETF) Risk. Unless otherwise indicated as a part of a Portfolio’s principal investment strategy, each Portfolio may temporarily invest up to 10% of its assets in ETFs during stressed and/or volatile market conditions. A Portfolio may invest in ETFs, including ETFs managed by PGIM Investments or the Portfolio’s Subadviser(s), as an efficient means of carrying out its investment strategies. As with mutual funds (i.e., funds that are not exchange-traded), ETFs charge asset-based fees and other expenses that a Portfolio will indirectly bear as a result of its investment in an ETF, including advisory fees paid by the underlying ETF (to the extent not offset by the Manager through accompanying management fee waivers for the Portfolio). ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.
An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, ETFs may be subject to the following risks: (i) the risk that the market price of an ETF’s shares may trade above or below its net asset value; (ii) the risk that an active trading market for an ETF’s shares may not develop or be maintained; (iii) substantially the same risks as those associated with the direct ownership of securities or other assets in which an underlying ETF invests; (iv) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; and (v) the risk that trading of an ETF’s shares may be halted if the listing exchange’s officials deem such an action appropriate, the shares are delisted from the exchange, or the activation of a market-wide “circuit breaker” (which are tied to large decreases in stock prices) halts stock trading generally. The price of an ETF can fluctuate, sometimes rapidly and materially, in response to market disruptions or changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares, and a Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
The ETFs may have a limited number of financial institutions that act as authorized participants (APs), none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem ETF shares, there may be a significantly diminished trading market for such shares. This circumstance may lead to shares of the ETF trading at a discount/premium to NAV, which may be substantial during periods of market stress, and may possibly result in trading halts and/or delisting of ETF shares. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
Exchange-Traded Notes Risk. Exchange-traded notes (ETNs) are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.
Expense Risk. Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.
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Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.
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Liquidity risk. Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
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Interest rate risk. Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with changing interest rates are heightened, given that interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. In recent years, the US has experienced historically low interest rates, increasing the risk associated with rising interest rates. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.
Focus Risk. To the extent that a Portfolio focuses its investments in particular countries, regions, industries, sectors, markets, or types of investments from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a portfolio that invests in a wider variety of countries, regions, industries, sectors, markets, or investments, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. As a result, a Portfolio may accumulate larger positions in such countries, regions, industries, sectors, markets, or types of investments and its performance may be tied more directly to the success or failure of a smaller group of related portfolio holdings than a portfolio that invests more broadly.
Foreign Custody Risk. If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations.

Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.
Foreign Investment Risk. Investment in foreign securities generally involve more risk than investing in securities of US issuers. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts.
Foreign investment risk includes the following risks:
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Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio. Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the US and non-US governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio. If a foreign currency grows weaker relative to the US dollar, the value of securities denominated in that foreign currency generally decreases in terms of US dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. A Portfolio may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases a Portfolio may be exposed to losses that are greater than the amount originally invested. For most emerging market currencies, suitable hedging instruments may not be available.
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Emerging market risk. Countries in emerging markets (e.g., South America, Eastern and Central Europe, Africa and the Pacific Basin countries) may have relatively unstable governments, economies based on only a few industries and securities markets that trade a limited number of securities. Economic, business, political, or social instability may affect investments in emerging markets differently, and often more severely, than investments in developed markets. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid and more difficult to value than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. Emerging markets may also have increased risks associated with clearance and settlement. Delays in settlement could result in periods of uninvested assets, missed investment opportunities or losses for a Portfolio.
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Foreign market risk. Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. In addition, foreign markets are subject to differing custody and settlement practices. Foreign markets are subject to bankruptcy laws different than those in the US, which may result in lower recoveries for investors.
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Foreign market events risk. Many countries in certain parts of the world may be subject to a greater risk of natural disasters, outbreaks of infectious diseases and other public health threats that may reduce consumer demand, disrupt the global supply chain, result in travel restrictions and/or quarantines. And may generally have a significant effect on issuers based in foreign markets, issuers that operate in such markets and issuers that are dependent on others that operate in such markets. Recent examples include pandemic risks related to the coronavirus.
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Information risk. Financial reporting standards for companies based in foreign markets usually differ from, and may be less comprehensive than, those in the US.
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Liquidity and valuation risk. Stocks that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a function of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US markets. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches an estimate of its value.
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Political and social risk. Political or social developments, including military conflict (including Russia’s military invasion in Ukraine) and geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), may adversely affect the value of a Portfolio’s foreign securities. In addition, some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, imposed high taxes on corporate profits, imposed economic sanctions on other foreign nations, and imposed restrictions on certain investments. In particular, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of a Portfolio’s investments. A Portfolio’s investments in foreign securities also may be subject to the risk of nationalization or expropriation of a foreign corporation’s assets, imposition of currency exchange controls, or restrictions on the repatriation of non-US currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. These risks are heightened in all respects with respect to investments in foreign securities issued by foreign corporations and governments located in developing countries or emerging markets.
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Regulatory risk. Some foreign governments regulate their exchanges less stringently than the US, and the rights of shareholders may not be as firmly established as in the US. In general, less information is publicly available about foreign corporations than about US companies.
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Taxation risk. Many foreign markets are not as open to foreign investors as US markets. A Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of a Portfolio.
Fund of Funds Risk. A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to the following risks:
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To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.
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The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.
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A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.
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The performance of a Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares. For example, large purchases and redemptions may cause an Underlying Portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an Underlying Portfolio to sell assets at inopportune times. Underlying Portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of Underlying Portfolio shares, but their abilities to do so may be limited.
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There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which Underlying Portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the Underlying Portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an Underlying Portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.
High-Yield Risk. Investments in high-yield securities and unrated securities of similar credit quality (commonly known as “high-yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio’s ability to sell its high-yield securities at an advantageous time or price. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High-yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high-yield securities or similar instruments that may pay lower interest rates.
Inflation and Deflation Risk. A Portfolio may be subject to inflation and deflation risk. Inflation risk is the risk that the value of assets or income from its investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio's holdings could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio's holdings. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio's holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because interest rates in the US are at or near historic lows, which increases the risk associated with rising interest rates. Interest rates may begin to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently and shift into and out of favor depending on market and economic conditions and investor sentiment, and tend to go through cycles of performing better—or worse—than other segments of the stock market or the overall stock market. As a result, a Portfolio’s performance may at times be worse than the performance of other portfolios that invest in similar asset classes but employ different investment styles.
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, share prices may decline significantly, even if earnings do increase. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.
Large Company Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing a Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges, including changes to technology or consumer tastes, and may grow more slowly than smaller companies, especially during market cycles corresponding to periods of economic expansion. Market capitalizations of companies change over time.
Leverage Risk. Leverage is the investment of borrowed cash. When using leverage, a Portfolio receives any profit or loss on the amount borrowed and invested, but remains obligated to repay the amount borrowed plus interest. The effect of using leverage is to amplify a Portfolio’s gains and losses in comparison to the amount of a Portfolio’s assets (that is, assets other than borrowed assets) at risk, thus causing the Portfolio to be more volatile and riskier than if it had not been leveraged. Certain transactions may give rise to a form of leverage. Examples of such transactions include borrowing, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where a Portfolio, for any reason, is unable to close out the transaction. To mitigate leverage risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.
License Risk. A Portfolio, the Manager or a Subadviser may rely on licenses from third parties that permit the use of intellectual property in connection with the Portfolio’s investment strategies. Such licenses may be terminated by the licensors under certain circumstances, and, as a result, a Portfolio may have to change its investment strategies. Accordingly, the termination of a license may have a significant effect on the operation of the affected Portfolio.
Liquidity Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value.
Liquidity Allocation Risk. A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in Underlying Portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.
Liquidity and Valuation Risk. From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to guidelines established by the Board. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.
In December 2020, the SEC adopted Rule 2a-5, which addresses the valuation practices of registered investment companies and business development companies. Rule 2a-5 establishes a specific framework and a standard of baseline practices across funds to determine fair value in good faith for purposes of the 1940 Act. The impact of the rule on the Portfolios is uncertain at this time.
Loan Risk. The loans in which a Portfolio may invest are typically rated below investment grade or are unrated securities of similar quality. The loans in which a Portfolio may invest may not be (i) rated at the time of investment, (ii) registered with the SEC or (iii) listed on a securities exchange. The amount of public information available with respect to such loans may be less extensive than that available for more widely rated, registered or exchange-listed securities. Because no active trading market may exist for some of the loans in which a Portfolio may invest, such loans may be less liquid and more difficult to value than more liquid investments for which a trading market does exist. Portfolio transactions may take up to two or three weeks to settle, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. As a result, sale proceeds potentially will not be available to a Portfolio to make additional investments or to use proceeds to meet its current redemption obligations. A Portfolio thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Because the interest rates of floating-rate loans in which a Portfolio may invest may reset frequently, if market interest rates fall, the loans’ interest rates will be reset to lower levels, potentially reducing a Portfolio’s income. Loans are also subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. In addition, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Portfolio could become a partial owner of such collateral if a loan is foreclosed, subjecting the Portfolio to costs associated with owning and disposing of the collateral. If a Portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Loan interests may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. A Portfolio may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.
Market and Management Risk. Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. During periods of severe market stress, it is possible that the market for some or all of a Portfolio's investments may become highly volatile and/or illiquid. In such an event, the Portfolio may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.
Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio's ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.
Market Capitalization Risk. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because a Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.
Master Limited Partnerships Risk. A Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. An investment in MLPs also subjects the Portfolio to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Mid-Sized Company Risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on a Portfolio’s ability to sell the securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as mid-sized companies generally experience higher growth and failure rates, and typically have less access to capital.
Non-Diversification Risk. A Portfolio is considered “diversified” if, with respect to 75 percent of its total assets, it invests no more than 5 percent of its total assets in the securities of one issuer, and its investments in such issuer represent no more than 10 percent of that issuer’s outstanding voting securities. To the extent that a Portfolio is not diversified, there is a risk that the Portfolio may be adversely affected by the performance of relatively few securities or the securities of a single issuer, including changes in the market value of a single issuer’s securities and unfavorable market and economic developments. A non-diversified Portfolio is therefore more exposed to losses caused by a smaller group of portfolio holdings than a diversified Portfolio.
Options Risk. The value of a Portfolio’s positions in index options will fluctuate in response to changes in the value of the underlying index. Selling index call options will tend to reduce the risk of owning stocks, but will also limit the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. A Portfolio also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of a Portfolio’s option overlay strategy, and for these and other reasons a Portfolio’s option overlay strategy may not reduce a Portfolio’s volatility to the extent desired. From time to time, a Portfolio may reduce its holdings of put options, resulting in an increased exposure to a market decline.

Option Cash Flow Risk. A Portfolio may use the net index option premiums it receives from selling both index call options and index put options to lessen the costs of purchasing index put options. The net index option premiums to be received by a Portfolio may, however, vary widely over the short and long-term and may not be sufficient to cover the Portfolio’s costs of purchasing index put options.
Participation Notes (P-Notes) Risk. A Portfolio may gain exposure to securities traded in foreign markets through investments in P-notes. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to an underlying common stock or other security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, a Portfolio must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. Additionally, there is no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.
Portfolio Turnover Risk. A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in a Subadviser.
Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.
Quantitative Model Risk. A Portfolio may use quantitative models as part of its investment process.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. Any errors, limitations, or imperfections in the development, implementation, and maintenance of the Subadviser’s quantitative analyses or models (for example, software or other technology malfunctions or programming inaccuracies), or in the data on which they are based, including the Subadviser’s ability to timely update the data, could adversely affect the Subadviser’s effective use of such analyses or models, which in turn could adversely affect a Portfolio’s performance. A model that has been formulated on the basis of past market data may not be predictive of future price movements. There can be no assurance that these methodologies will produce the desired results or enable a Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
Real Asset Risk. The real asset industries in general can be significantly affected by a variety of factors, including exploration and production spending; government regulation or deregulation; energy conservation; changes in tax laws and government regulations; raw materials prices, energy prices and the supply and demand for oil and gas; interest rates; commodity prices; international monetary and political developments such as currency devaluations or revaluations; and central bank movements.

The rate of earnings growth of natural resource companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall and mining companies can suffer from resource availability, governmental restrictions, and fluctuations in supply and demand.
Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The values of investments related directly to commodities may be affected by changes in overall market movements, commodity index volatility, interest rates, and other factors such as drought, floods, weather, tariffs and international economic, political and regulatory developments.
Real Estate Risk. Investments in REITs and real estate-linked derivative instruments will subject a Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, operating expenses, overbuilding, construction delays and the supply of real estate generally, extended vacancies of properties, and the management skill and credit worthiness of the issuer. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property and, as a result, may be more exposed to events that adversely affect such properties or areas than REITs that invest more broadly.
Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or purchases. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
Regulatory Risk. Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.
Restricted Securities Risk. A Portfolio may invest in restricted securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities, such as those normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933.
Restricted securities may be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, an insufficient number of eligible buyers interested in purchasing restricted securities at a particular time could adversely affect their marketability and a Portfolio may be unable to dispose of them promptly or at reasonable prices, subjecting the Portfolio to liquidity risk. A Portfolio may invest in restricted securities determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, a Portfolio’s holdings of restricted securities may increase the level of Portfolio illiquidity to the extent that eligible buyers become unable or unwilling, for a time, to purchase them. Issuers of restricted securities are not subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. Thus, a Portfolio investing in restricted securities may be less able to predict future losses. In addition, if a Portfolio’s management receives material nonpublic information about an issuer of a restricted security, the Portfolio may be unable to sell the security when it would otherwise be advantageous to do so and, as such, could incur a loss. Restricted securities also may be difficult to value because market quotations may not be readily available, and the values of such securities may have significant volatility. When registration of a security is required, a Portfolio may have to bear all or part of the registration expenses and the risk of substantial delays in effecting the registration. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Portfolio.
Selection Risk. The Subadviser will actively manage a Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the Subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.
Short Sale Risk. A Portfolio that sells a security short in effect borrows and then sells the security with the expectation that it will later repurchase the security at a lower price and then return the amount borrowed with interest. In contrast, when a Portfolio buys a security long, it purchases the security with cash with the expectation that it later will sell the security at a higher price. A Portfolio that enters into short sales exposes the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. Theoretically, the amount of these losses can be unlimited, although for fixed income securities an interest rate of 0% forms an effective limit on how high a security’s price would be expected to rise. Although a Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the Portfolio’s securities sold short increases, thereby increasing the potential for loss.
Small Sized Company Risk. Securities of small sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the price of these securities and on a Portfolio’s ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small sized technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.
Small and Medium Sized Company Risk. Securities of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the price of these securities and on a Portfolio’s ability to sell these securities. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure. Such investments also may be more volatile than investments in larger companies, as smaller and medium sized companies generally experience higher growth and failure rates, and typically have less diversified product lines, less experienced senior management, and less access to capital than larger companies. In the case of small sized technology companies, the risks associated with technology company stocks, which tend to be more volatile than other sectors, are magnified.
Sovereign Debt Securities Risk. Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

US Government Securities Risk. US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
Value Style Risk. Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since a Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or at all or that a stock judged to be undervalued may actually appropriately priced or overvalued. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style. In addition, the Portfolio’s value investment style may go out of favor with investors, negatively affecting the Portfolio’s performance.
Yield Risk. The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

HOW THE TRUST IS MANAGED
Board of Trustees
The Board oversees the actions of the investment managers and the Subadvisers and decides on general policies. The Board also oversees the Trust's officers who conduct and supervise the daily business operations of the Trust.
Investment Managers
PGIM Investments, 655 Broad Street, Newark, New Jersey, and ASTIS, One Corporate Drive, Shelton, Connecticut, serve as co-investment managers for each Portfolio covered by this Prospectus.
PGIM Investments has been in the business of providing advisory services since 1996. PGIM Investments is registered with the National Futures Association (NFA) as a “commodity pool operator” under the Commodity Exchange Act (CEA) with respect to several other portfolios of the Trust not included in this prospectus. ASTIS has been in the business of providing advisory services since 1992.
The Trust's Investment Management Agreements, on behalf of each Portfolio, with ASTIS and PGIM Investments, as applicable (the Management Agreements), provide that the Manager will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board and in conformity with the stated policies of the applicable Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.
The Manager has engaged the Subadvisers to conduct the investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the Subadvisers and reporting on such activities to the Board. The Trust has obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change Subadvisers for a Portfolio by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the Subadvisers by the Manager and the Board. The Manager also participates in the day-to-day management of several Portfolios, as noted both in the Summary section for the relevant Portfolios earlier in this Prospectus and the “Portfolio Managers” section later in this Prospectus.
If there is more than one Subadviser for a Portfolio, the Manager will determine the division of the assets for that Portfolio among the applicable Subadvisers under normal conditions. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such Subadvisers as the Manager deems appropriate. The Manager, in its sole discretion, may change the target allocation of assets among Subadvisers, transfer assets between Subadvisers, or change the allocation of cash inflows or cash outflows among Subadvisers for any reason and at any time without notice. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.
Reallocations of assets among the Subadvisers and PGIM Investments may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the Subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Portfolio or that certain Subadvisers or the Manager may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Subadviser or the Manager buys a security as another Subadviser or the Manager sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each Portfolio and its shareholders.

A discussion regarding the basis for the Board's approval of the Trust's Management Agreements and subadvisory agreements is available in the Trust's semi-annual report (for agreements approved during the six-month period ended June 30) and in the Trust's annual report (for agreements approved during the six-month period ended December 31).
Management Fees
Set forth below are the total effective annualized management fees paid (as a percentage of average net assets) net of waivers by each Portfolio of the Trust to the Manager during 2021:
AST Cohen & Steers Realty	0.82%

AST Government Money Market	0.00%*
*Less than 0.005%.
AST Large-Cap Value Portfolio (formerly, AST Hotchkis & Wiley Large-Cap Value Portfolio)	0.55%

AST Mid-Cap Growth	0.78%

AST MFS Global Equity	0.82%

AST Small-Cap Growth	0.71%

AST Small-Cap Growth Opportunities	0.77%

AST Small-Cap Value	0.71%

AST T. Rowe Price Large-Cap Growth	0.62%

AST T. Rowe Price Natural Resources	0.71%

Investment Subadvisers
The Portfolios each have one or more investment Subadvisers providing the day-to-day investment management of each Portfolio. PGIM Investments also participates in the day-to-day management of several Portfolios, as noted in the “Portfolio Managers” section later in this Prospectus. The Manager pays each investment Subadviser a subadvisory fee out of the fee that the Manager receives from the Trust. The Subadvisers for each Portfolio of the Trust are described below:
Boston Partners Global Investors, Inc. (Boston Partners) is located at One Beacon Street, 30th Floor, Boston, Massachusetts 02108.  Boston Partners Global Investors, Inc. is a registered investment adviser organized in Delaware. As of December 31, 2021, Boston Partners’ total assets under management were approximately $96.3 billion.
Cohen & Steers Capital Management, Inc. (Cohen & Steers) is a global investment manager specializing in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions. Cohen & Steers is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the New York Stock Exchange. As of December 31, 2021, CNS managed approximately $106.6 billion in assets. Cohen & Steers' address is 280 Park Avenue, New York, New York 10017.
Emerald Mutual Fund Advisers Trust (Emerald) is a wholly-owned subsidiary of Emerald Advisers and was established to allow for Emerald Advisers to serve in a sub-advisory capacity for mutual funds and other registered investment companies. Emerald Advisers is a wholly-owned subsidiary of Emerald PA (Emerald Asset Management PA, LLC). The Emerald Employee Stock Ownership Trust owns 49% of the issued and outstanding stock of Emerald PA through its 100% ownership of Emerald Asset Management, Inc. An affiliate of 1251 Capital (1251 Asset Management Platform, LLC) owns the remaining 51%. Emerald Advisers has been providing professional advisory services to institutional investors, high net worth individuals and the overall general public through quality separate account management and sub-advised mutual funds since 1992. As of December 31, 2021, Emerald Advisers had approximately $5.7 billion in assets under management. Emerald is located at 3175 Oregon Pike, Leola, Pennsylvania 17540.
Goldman Sachs Asset Management, L.P. (GSAM) has been registered as an investment adviser with the SEC since 1990, is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC (Goldman Sachs). As of December 31, 2021, GSAM, including its investment advisory affiliates, had assets under supervision (AUS) of approximately $2.21 trillion. AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs’ address is 200 West Street, New York, New York 10282-2198.
Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) is a registered investment adviser, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of Hotchkis and Wiley and Stephens-HW, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. As of December 31, 2021, Hotchkis and Wiley had approximately $34.9 billion in assets under management. Hotchkis and Wiley's address is 601 South Figueroa Street, 39th Floor, Los Angeles, California 90017.
J.P. Morgan Investment Management Inc. (J.P. Morgan) is an indirect wholly-owned subsidiary of J.P. Morgan Chase Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations and individuals worldwide. As of December 31, 2021, J.P. Morgan and its affiliated companies had approximately $2.65 trillion in assets under management worldwide. J.P. Morgan's address is 383 Madison Avenue, New York, NY 10179.
Massachusetts Financial Services Company (MFS). MFS is the oldest US mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). The principal address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199. Net assets under management of the MFS organization were approximately $692 billion as of December 31, 2021.
PGIM, Inc. (PGIM) is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PGIM was formed in June 1984 and was registered with the SEC as an investment adviser in December 1984. The Fixed Income unit of PGIM (PGIM Fixed Income) is the principal public fixed income asset management unit of PGIM. As of December 31, 2021, PGIM had approximately $1.52 trillion in assets under management. PGIM's address is 655 Broad Street, Newark, New Jersey 07102.
PGIM Fixed Income is the primary public fixed-income asset management unit of PGIM, with $957 billion in assets under management as of December 31, 2021, and is the unit of PGIM that provides investment advisory services.*
PGIM Fixed Income is organized into groups specializing in different sectors of the fixed income market: US and non-US government bonds, mortgages and asset-backed securities, US and non-US investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.
PGIM Limited is an indirect, wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of December 31, 2021, PGIM Limited managed approximately $62.3 billion in assets.
* PGIM Fixed Income’s assets under management includes the assets under management of PGIM Limited.
T. Rowe Price Associates, Inc. (T. Rowe Price) is a wholly-owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price and its affiliates managed approximately $1.69 trillion in assets as of December 31, 2021. T. Rowe Price's address is 100 East Pratt Street, Baltimore, Maryland 21202.
T. Rowe Price International Ltd (T. Rowe Price International) was organized in 2000 as a United Kingdom corporation and is a wholly owned subsidiary of T. Rowe Price. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd. T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the U.K. Financial Conduct Authority, the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other regulators. T. Rowe Price International is headquartered in London at 60 Queen Victoria Street, London EC4N 4TZ United Kingdom, and has several other branch offices around the world.
T. Rowe Price Hong Kong Limited (Price Hong Kong), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of non-US clients based in certain Asian countries, including Hong Kong and Taiwan. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia). Price Hong Kong’s address is 1 Connaught Place, Room 2101-2120, Jardine House 21st Floor, Central Hong Kong.
T. Rowe Price Japan, Inc. (T. Rowe Price Japan), a wholly owned subsidiary of T. Rowe Price International, was organized in 2017 as a Japanese corporation and commenced its operation in 2018. Prior to 2018, T. Rowe Price Japan operated as a branch of T. Rowe Price International (T. Rowe Price International – Tokyo Branch). T. Rowe Price Japan is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also licensed with the Japan Financial Services Agency. T. Rowe Price Japan serves as a subadviser to registered investment companies and other commingled products for which T. Rowe Price International and its affiliates serves as adviser, and provides investment management services for other clients who seek to invest in Japanese securities markets. T. Rowe Price Japan is headquartered in Tokyo at 1-9-2, Marunouchi, Chiyoda-ku, Tokyo, Japan.

T. Rowe Price Singapore Private Ltd. (T. Rowe Price Singapore) is a Singapore limited private company, organized in 2010 and a wholly owned subsidiary of T. Rowe Price International Ltd. (TRP International). TRP International is a UK corporation, organized in 2000, and is a wholly owned subsidiary of T. Rowe Price Associates Inc. T. Rowe Price Singapore is headquartered in Singapore at 501 Orchard Road, #10-02 Wheelock Place, Singapore 238880.
UBS Asset Management (Americas) Inc. (UBS AM), is located at 787 7th Avenue, New York, NY 10019. As of December 31, 2021, UBS AM had approximately $302.8 billion in assets under management. UBS AM is an indirect, wholly owned subsidiary of UBS Group AG (“UBS”) and a member of the UBS Asset Management division, which had approximately $1,210.6 billion in assets under management as of December 31, 2021. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.
Victory Capital Management Inc. (Victory Capital) is a registered investment adviser with its principal business address at 15935 La Cantera Parkway, San Antonio, Texas 78256. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (VCH), a publicly traded Delaware corporation. As of December 31, 2021, Victory Capital managed or advised assets in excess of $183.6 billion for various types of clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2021, Wellington Management had investment management authority with respect to approximately $1.4 trillion in assets. The address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210.

Portfolio Managers
Information about the portfolio managers responsible for the day-to-day management of the Portfolios is set forth below.
In addition to the information set forth below, the SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of shares of the Trust's Portfolios.
AST Cohen & Steers Realty Portfolio
The portfolio managers jointly and primarily responsible for the day-to-day management of the Portfolio are: Jon Cheigh, Jason Yablon, and Mathew Kirschner.
Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as Executive Vice President, Chief Investment Officer and Head of the Global Real Estate investment team. He is based in New York..
Jason A. Yablon—Mr. Yablon joined the Advisor in 2004 and currently serves as Executive Vice President and head of the U.S. Real Estate investment team. He is based in New York.
Mathew Kirschner – Mr. Kirschner joined Cohen & Steers in 2004 and currently serves as Senior Vice President and a member of the US real estate investment team. Mr. Kirschner is a Chartered Financial Analyst charterholder. He is based in New York.
Cohen & Steers utilizes a team-based approach in managing the Portfolio. Messrs. Cheigh, Yablon and Kirschner direct and supervise the execution of the Portfolio’s investment strategy.
AST Large-Cap Value Portfolio (formerly, AST Hotchkis & Wiley Large Cap Value Portfolio)
PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
Hotchkis and Wiley Segment. Hotchkis and Wiley manages institutional separate accounts and is the adviser and subadviser to mutual funds, including the Hotchkis and Wiley segment of the Portfolio. The investment process employed is the same for similar accounts, including the Portfolio and is team based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Hotchkis and Wiley investment strategies. Portfolio managers for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios.” Investment ideas for the Portfolio are generated by Hotchkis and Wiley’s investment team. Hotchkis and Wiley has identified the portfolio managers with the most significant responsibility for the Portfolio. The list does not include all members of the investment team.
George Davis, Judd Peters, Scott McBride and Patricia McKenna participate in the investment research review and decision-making process for the Hotchkis and Wiley segment of the Portfolio. Mr. Davis, Principal, Portfolio Manager and Executive Chairman, joined Hotchkis and Wiley’s investment team in 1988. Mr. Peters, Portfolio Manager, joined Hotchkis and Wiley’s investment team in 1999. Mr. McBride, Chief Executive Officer and Portfolio Manager, joined Hotchkis and Wiley’s investment team in 2001. Ms. McKenna, Principal and Portfolio Manager, joined Hotchkis and Wiley’s investment team in 1995.
MFS Segment. The MFS portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Nevin Chitkara and Katherine Cannan.
Nevin Chitkara, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 1997.
Katherine Cannan, an Investment Officer of MFS, is a co-manager of the Portfolio. She has been employed in the investments area of MFS since 2013.
T. Rowe Price Segment. T. Rowe Price manages the T. Rowe Price segment of the Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio’s investment program. Mark Finn, John Linehan, and Gabriel Solomon are jointly and primarily responsible for the day-to-day management of the portion of the Portfolio managed by T. Rowe Price.
Effective December 31, 2022, Mark S. Finn will step down as portfolio manager of the Fund.
Mark S. Finn is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is the portfolio manager of the Value Fund and chairman of its Investment Advisory Committee and co-portfolio manager of the Institutional Large-Cap Value Fund. Mark is also a vice president and Investment Advisory Committee member of the Equity Income, New Era, Capital Opportunity, and Mid-Cap Value Funds and is a vice president of the Balanced Fund. From 2005 to 2009, Mark was an equity research analyst specializing in electric power generation, utilities, and coal. Prior to this, he was an analyst in T. Rowe Price’s Fixed Income Division, where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price recovery strategy team, where he evaluated financially distressed companies. Mark began his career with T. Rowe Price in 1990 in the Finance Division, where he served as controller of T. Rowe Price Investment Services and as the principal accounting officer for the T. Rowe Price realty income strategies. Prior to joining the firm, he had five years of auditing experience with Price Waterhouse LLP, where he worked on engagements for both public and private companies. Mark earned a BS from the University of Delaware and has earned the Chartered Financial Analyst designation. He is also a certified public accountant.

John D. Linehan is chief investment officer of Equity and a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is the portfolio manager of the Equity Income Fund and co-portfolio manager of the Institutional Large-Cap Value Fund and is a member of the firm’s U.S. Equity Steering, Equity Brokerage and Trading Control, and Counterparty Risk Committees. From February 2010 to June 2014, John was head of US Equity and chairman of the US Equity Steering Committee. From April 2003 to December 2009, he was the portfolio manager of the U.S. Value Fund. John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. He earned a BA from Amherst College and an MBA from Stanford University, where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in finance. John also has earned the Chartered Financial Analyst designation.
Gabriel Solomon is a vice president of T. Rowe Price Group, Inc and T. Rowe Price Associates, Inc. He is the co-portfolio manager of the US Large-Cap Value Equity Strategy. In addition, he is a vice president and an Investment Advisory Committee member of the US Dividend Growth Equity, US Growth Stock, US Large-Cap Core Equity, US Large-Cap Value Equity, and Mid-Cap Value Equity Strategies. He also is an Investment Advisory Committee member of the Global Focused Growth Equity, Global Growth Equity, and Global Value Equity Strategies. Gabe’s investment experience began in 2002, and he has been with T. Rowe Price since 2004, beginning in the U.S. Equity Division as a research analyst. Most recently, Gabe was the portfolio manager of the Financial Services Equity Strategy and chairman of its Investment Advisory Committee. Prior to this, Gabe was employed by Wellington Management Company, LLP, as an equity analyst intern covering Indian information technology services companies. Before that, he was a management consultant at Sibson Consulting Group. Gabe earned a B.A., summa cum laude, in economics from the University of California, Los Angeles (UCLA), where he was a UCLA Regents Scholar and a member of Phi Beta Kappa. He also earned an M.B.A. in finance and accounting from the University of Pennsylvania, The Wharton School. While at Wharton, he served as head fellow for the Wharton Investment Management Fund, a student-run small-cap value portfolio.
Wellington Management Segment. The Wellington Management portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by Wellington Management are Matthew Hand, Adam Illfelder, and Michael Reckmeyer.
Matthew C. Hand, CFA, Managing Director and Equity Portfolio Manager. Mr. Hand is an equity portfolio manager on the Value Team and has been working closely with W. Michael Reckmeyer III, CFA on the Value Equity Income (VEI) approach since joining Wellington in 2004. Mr. Reckmeyer announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2022, he will no longer serve as a portfolio manager for the Fund. Mr. Reckmeyer’s portfolio management responsibilities will transition to Matthew Hand, CFA in the months leading up to his departure.
Previously, Mr. Hand was an equity research analyst on the team, conducting fundamental analysis on global equity investments, with a focus on the consumer sectors, REITS, transportation and logistics, and agriculture. His research supports the investment decision making for a range of portfolios managed for clients of the firm. He works in Wellington’s Radnor, PA office.
Mr. Hand joined Wellington Management in 2004 after he earned his BA in economics from the University of Pennsylvania (2004). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA Society of Philadelphia and the CFA Institute.
Adam H. Illfelder, CFA, Senior Managing Director, Partner, and Equity Portfolio Manager. Mr. Illfelder is a portfolio manager on the Value Team. He manages equity assets on behalf of our clients, drawing on research from Wellington Management’s global industry analysts, equity portfolio managers, and team analysts. He currently manages Large Cap Value approaches and is located in our Radnor office.

Prior to joining Wellington Management in 2005, Mr. Illfelder worked as an equity analyst on the Mid Cap Growth Team at Putnam Investments (2003 — 2005). Before that, he worked in their Global Equity Research Department (1997 — 2003). Mr. Illfelder earned his MBA from Northwestern University (Kellogg, 2001) and his BS in economics from the University of Pennsylvania (1997). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA Institute.
W. Michael Reckmeyer III, CFA, Senior Managing Director, Partner, and Equity Portfolio Manager. Mr. Reckmeyer is a portfolio manager on the Value Team. He manages equity assets on behalf of clients, drawing on research from Wellington Management’s global industry analysts, equity portfolio managers, and team analysts. He currently manages Value Equity Income approaches. He works in Wellington’s Radnor, PA office. Mr. Reckmeyer announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2022, he will no longer serve as a portfolio manager for the Fund. Mr. Reckmeyer’s portfolio management responsibilities will transition to Matthew Hand, CFA in the months leading up to his departure.
Prior to joining Wellington Management in 1994, Mr. Reckmeyer worked as an analyst at Kemper Financial Services (1986 - 1994). Before that, he worked as an analyst at the State of Michigan Pension Fund (1984 - 1986).
Mr. Reckmeyer earned his MBA (1984) and his BS in mechanical engineering (1981) from the University of Wisconsin. Additionally, he holds the Chartered Financial Analyst designation and is a member of the Philadelphia Financial Analyst Society.
AST MFS Global Equity Portfolio
Roger Morley, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2002.
Ryan McAllister, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2007.
Each Portfolio Manager is jointly and primarily responsible for the day-to-day management of the Portfolio.
AST Mid-Cap Growth Portfolio
PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
MFS Segment. The MFS co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Eric B. Fischman, CFA, Paul Gordon and Eric Braz.
Eric B. Fischman, CFA, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2000.
Paul Gordon, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2004.
Eric Braz, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2007.
Victory Capital Segment. The Victory Capital portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Victory Capital are D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, Christopher W. Clark, CFA, and Paul Leung, CFA.
D. Scott Tracy, CFA, is the Chief Investment Officer of the RS Investments Growth Team. His focus is on the financial, energy, materials and processing sectors. Mr. Tracy has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.
Stephen J. Bishop is a portfolio manager and analyst on the RS Investments Growth Team. Mr. Bishop has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc. for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.
Melissa Chadwick-Dunn is a portfolio manager and analyst on the RS Investments Growth Team. Her primary focus is on the healthcare sector. Ms. Chadwick-Dunn has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.
Christopher W. Clark, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the healthcare sector. Mr. Clark has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.

Paul Leung, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the technology and utilities sectors. Mr. Leung has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2012, he was a senior investment analyst at Ashland Capital Partners, where he focused on the technology sector. Prior to that, he held research and financial analyst positions at Sterling Johnston Capital Management from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung holds a BS in applied economics and business management from Cornell University. Mr. Leung is a CFA charterholder.
AST Small-Cap Growth Portfolio
PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
UBS AM Segment. The portfolio managers primarily responsible for management of the segment of the Portfolio managed by UBS AM are David Wabnik and Samuel Kim, CFA. Within UBS AM’s Small Cap Growth investment team, each portfolio manager and analyst has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Portfolio invests.
David Wabnik is Head of US Small Cap Growth Equities and a Senior Portfolio Manager at UBS Asset Management. Mr. Wabnik has been a portfolio manager with UBS Asset Management since 1995, an Executive Director of UBS Asset Management since 2001, and portfolio manager of the Portfolio since its inception.
Samuel Kim, CFA is Co-Portfolio Manager of the US Small Cap Growth Equity product at UBS Asset Management.  Mr. Kim has been an investment professional with UBS Asset Management since 2003 and an Executive Director since 2012.
Emerald Segment. The portfolio managers jointly and primarily responsible for management of the segment of the Portfolio managed by Emerald are Kenneth G. Mertz II, CFA, Stacey L. Sears, and Joseph W. Garner.

Mr. Mertz is Chief Investment Officer and President of Emerald Advisers, LLC and a member of the Small Cap Portfolio Management team. He is also a Co-Manager of the Emerald Finance & Banking Innovation Fund. Portfolio Manager, Emerald Financial Services Private Equity Fund I, LP.; past Trustee and Vice President of the Emerald Mutual Funds; Chief Investment Officer, PA State Employees’ Retirement System (1985-1992); Member, CFA Institute; past Member, Pennsylvania State University Research Foundation; past Trustee, Evangelical Lutheran Church in America Board of Pensions; past Trustee, Pennsylvania State University Endowment Council (1998-2004); and past Chair, President, & Director of Central Pennsylvania Investment Managers. He is currently a board member and was the former Chairman of Diakon Children, Family and Community Ministries, and the former Chairman of the Diakon Lutheran Fund, its endowment arm. Mr. Mertz has been quoted in The Wall Street Journal and in USA Today, and has served as speaker at various investment seminars and programs across the country. He has been a guest on CNBC’s Mutual Fund Investor, and has been interviewed several times on CNBC and Bloomberg TV. Mr. Mertz graduated from Millersville University with a BA in Economics.
Ms. Sears is Senior Vice President and a senior member of the Small Cap Portfolio Management team, working directly with the research team, interacting with team members across economic sectors and helping guide the day-to-day portfolio management decision-making process. Ms. Sears is also responsible for portfolio risk monitoring, portfolio attribution analysis, as well as Emerald’s portfolio management-related client communications. From a research perspective, Ms. Sears maintains research coverage of the Retail, Apparel, Restaurant, Consumer Goods and Consumer Technology companies. She has been quoted in Fortune, Money, the Dow Jones News Service and various regional newspapers. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.
Mr. Garner is Director of Research and a member of the Small Cap Portfolio Management team. Mr. Garner’s research efforts are focused on small and mid-sized firms in the Business Services, Capital Goods, Consumer, Financial Services, and Technology sectors. He has appeared on Bloomberg Television and CNBC. He also has been quoted in Fortune, Bloomberg Business News, USA Today, Dow Jones News Service, Standard & Poor’s, MarketWatch, Investor’s Business Daily, Wall Street Journal, and other media. Mr. Garner serves as a Director for the Millersville University Foundation and Chairman of the Investment Committee and previously served as the President of the Board of Directors for the Foundation. Prior to joining Emerald in 1994, Mr. Garner was the Program Manager of the PA Economic Development Financing Authority (PEDFA) and an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development. Mr. Garner received an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.
AST Small-Cap Growth Opportunities Portfolio
PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
Victory Capital Segment. The Victory Capital portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Victory Capital are D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, and Christopher W. Clark, CFA and Paul Leung, CFA.
D. Scott Tracy, CFA, is the Chief Investment Officer of the RS Investments Growth Team. His focus is on the financial, energy, materials and processing sectors. Mr. Tracy has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.
Stephen J. Bishop is a portfolio manager and analyst on the RS Investments Growth Team. Mr. Bishop has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.
Melissa Chadwick-Dunn is a portfolio manager and analyst on the RS Investments Growth Team. Her primary focus is on the healthcare sector. Ms. Chadwick-Dunn has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.
Christopher W. Clark, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the healthcare sector. Mr. Clark has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.
Paul Leung, CFA, is a portfolio manager and analyst on the RS Investments Growth Team. His focus is on the technology and utilities sectors. Mr. Leung has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2012, he was a senior investment analyst at Ashland Capital Partners, where he focused on the technology sector. Prior to that, he held research and financial analyst positions at Sterling Johnston Capital Management from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung holds a BS in applied economics and business management from Cornell University. Mr. Leung is a CFA charterholder.

Wellington Management Segment. The portfolio managers from Wellington Management who are jointly and primarily responsible for the day-to-day management of the Portfolio are Mammen Chally, David Siegle and Douglas McLane.
Mammen Chally, CFA, Senior Managing Director and Equity Portfolio Manager. Mr. Chally is a portfolio manager in Global Equity Portfolio Management and leader of Wellington Management’s Disciplined Equity Team. He manages equity assets on the behalf of Wellington Management’s clients, drawing on research from Wellington Management’s global industry analysts, equity portfolio managers, and team analysts. He currently manages equity strategies that emphasize improving quality metrics, business momentum, and attractive relative valuations. He works in Wellington Management’s Boston office. Prior to joining Wellington Management in 1994, Mr. Chally worked for the Gas Authority of India Limited, New Delhi, India (1989 – 1992). Mr. Chally earned his MBA from Northeastern University (1994) and his bachelor of technology in mechanical engineering from the Indian Institute of Technology (1989). Additionally, he holds the Chartered Financial Analyst designation. He is fluent in Hindi and Malayalam.
David A. Siegle, CFA, Managing Director and Equity Research Analyst. Mr. Siegle is an equity research analyst in Global Equity Portfolio Management on the Disciplined Equity Team, Mr. Siegle conducts fundamental analysis on US equity investments. His research supports the investment decision making for a range of portfolios managed for clients of Wellington Management. He works in Wellington Management’s Boston office. Prior to joining Wellington Management in 2001, Mr. Siegle earned his BA in history from Amherst College (2001). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA institute and the CFA Society Boston.
Douglas W. McLane, CFA, Senior Managing Director and Equity Research Analyst. Mr. McLane is an equity research analyst in Global Equity Portfolio Management on the Disciplined Equity Team, Mr. McLane conducts fundamental analysis on US equity investments. His research supports the investment decision making for a range of portfolios managed for clients of Wellington Management. He works in Wellington Management’s Boston office. Prior to joining Wellington Management in 20011, Mr. McLane worked as a portfolio manager at Samlyn Capital (2009 – 2011) and an analyst at Sirios Capital Management (2003 – 2009). Before earning his MBA, he held a variety of positions at Kozmo.com (1999 – 2001) and The Carson Group (1996 – 1999). Mr. McLane earned his MBA from the Kellogg School of Management at Northwestern University (2003) and his BA in history from Princeton University (1996). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA institute.
AST Small-Cap Value Portfolio
PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
Boston Partners Segment. The portfolio managers jointly and primarily responsible for day-to-day management of the portion of the Portfolio managed by Boston Partners are David Dabora and George Gumpert.
Mr. Dabora is a senior portfolio manager for the Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios as well as the Alpha Blue Capital L.P. product. Prior to managing Boston Partners small cap value portfolios, he was an assistant portfolio manager for Boston Partners Premium Equity product. Additionally, he was a research analyst with responsibility for a wide variety of industries. He was one of the original partners of Boston Partners Asset Management in 1995. He joined the firm from The Boston Company Asset Management, Inc. where he was an equity analyst in their Los Angeles and Greenbrae, California offices. Mr. Dabora holds a B.S. degree in business administration from Pennsylvania State University and an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He holds the Chartered Financial Analyst® designation. He has thirty-four years of investment experience.
Mr. Gumpert is a portfolio manager for the Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios. Prior to managing Boston Partners small cap value portfolios, he was a research analyst and specialized in the small capitalization sectors of the equity market. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst® designation. He has twenty-two years of investment experience.
Goldman Sachs Segment. The portfolio managers jointly and primarily responsible for day-to-day management of the portion of the Portfolio managed by Goldman Sachs are Sally Pope Davis, Robert Crystal, and Sean A. Butkus.
Sally Pope Davis
Managing Director; Portfolio Manager
Sally is a Portfolio Manager for the US Small Cap Value Equity Team, where she has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value, Small/Mid Cap Value and Small/Mid Cap Equity strategies. Prior to joining Goldman Sachs Asset Management in 2001, Sally was a Relationship Manager for two years in Private Wealth Management. Previously, she was a sell-side Bank Analyst for ten years in the Goldman Sachs Investment Research Department. Before her experiences at Goldman Sachs, Sally spent two years as a Bank Analyst at Brown Brothers Harriman & Co. and six years at Chase Manhattan. Sally has 41 years of industry experience. She graduated Summa Cum Laude with a BS in Finance from the University of Connecticut and earned her MBA from the University of Chicago Graduate School of Business.
Robert Crystal
Managing Director; Portfolio Manager
Rob is a portfolio manager on the US Small Cap Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value Strategy and Small/Mid Cap Value Strategy. Before joining Goldman Sachs Asset Management, Rob was a Director at Brant Point Capital Management LLC. Before that, he was a Vice President at Schroder Investment Management and Assistant Vice President at Wheat First Butcher Singer. Rob has 25 years of industry experience. He received his BA from the University of Richmond and his MBA from Vanderbilt University. Rob joined the Value Team in March of 2006

Sean A. Butkus, CFA
Managing Director; Portfolio Manager
Sean is a Portfolio Manager on the US Small Cap Value Equity Team, where he has broad research responsibilities across the value strategies and oversees the portfolio construction and investment research for the firm’s Small/Mid Cap Value and Small/Mid Cap Equity strategies. Sean joined Goldman Sachs Asset Management in 2004. Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division’s management team. Before joining Goldman Sachs, he worked at Arthur Andersen LLP. Sean has 27 years of industry experience. He earned a BS in Natural Science and Accounting from Muhlenberg College, an MBA in Finance from the Wharton School of Business at the University of Pennsylvania and is a CFA® charterholder.
Hotchkis and Wiley Segment. Hotchkis and Wiley manages institutional separate accounts and is the adviser and subadviser to mutual funds, including the Hotchkis and Wiley segment of the Portfolio. The investment process employed is the same for similar accounts, including the Portfolio and is team based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Hotchkis and Wiley investment strategies. Portfolio managers for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios.” Investment ideas for the Portfolio are generated by Hotchkis and Wiley’s investment team. Hotchkis and Wiley has identified the portfolio managers with the most significant responsibility for the Portfolio. The list does not include all members of the investment team.
The portfolio managers jointly and primarily responsible for day-to-day management of the portion of the Portfolio managed by Hotchkis and Wiley are Judd Peters and Ryan Thomes. Mr. Peters, Portfolio Manager, joined Hotchkis and Wiley’s investment team in 1999. Mr. Thomes, Portfolio Manager, joined Hotchkis and Wiley’s investment team in 2008.
J.P. Morgan Segment. The portfolio managers jointly and primarily responsible for day-to-day management of the portion of the Portfolio managed by J.P. Morgan are Phillip D. Hart, Wonseok Choi, Lindsey Houghton, Akash Gupta and Jonathan L. Tse.
Phillip D. Hart, managing director, is the Head of the U.S. Structured Equity Small and Mid-Cap Team. An employee since 2003, his responsibilities include managing all of the Structured Equity Small and Mid-Cap strategies. Previously, he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Phillip obtained a B.A. in economics from Cornell University and is a CFA charterholder.
Wonseok Choi, managing director, is the Head of quantitative research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the Firm, Wonseok worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the Firm’s forecasting, risk, and transaction-cost models. Wonseok holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University.
Akash Gupta, executive director, is an analyst in the U.S. Structured Equity Small and Mid-Cap Team, and has been a member of the team since 2008. An employee since 2004, Akash previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Akash holds a B.Tech. in electronics & communication (Gold Medalist) from I.I.T. (Indian Institute of Technology) in Roorkee, India and an M.B.A. in analytical finance from the ISB (Indian School of Business) in Hyderabad, India. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Jonathan L. Tse, executive director, is a member of the quantitative research team for the U.S. Equity Structured Equity Strategies. He joined the Firm in August 2004 as an analyst in the U.S. Equity Structured Equity group. Prior to joining the Firm, Jonathan worked as a summer intern for UBS and Credit Suisse First Boston in software and database development. Jonathan graduated in May 2004 with a B.S. in computer engineering from Columbia University. Jonathan is a CFA charterholder.
AST T. Rowe Price Large-Cap Growth Portfolio
T. Rowe Price manages the Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Taymour R.Tamaddon is the Investment Advisory Committee Member primarily responsible for the Portfolio.
Taymour R. Tamaddon is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is the lead portfolio manager for the US Large-Cap Growth Equity Strategy in the US Equity Division. He is a vice president and Investment Advisory Committee member of the Health Sciences, Mid-Cap Growth, New America Growth, Growth Stock, Blue Chip Growth, and Capital Appreciation Funds and the Tax-Efficient Funds, Inc. He is also a vice president of the T. Rowe Price Institutional International Funds, Inc., and the T. Rowe Price International Funds, Inc. He joined the firm in 2004 after serving as a summer intern with T. Rowe Price in 2003, covering the eye care industry. Prior to this, Taymour was employed by Amazon.com in the areas of finance and merchandizing. He was also a consultant with Booz Allen and Hamilton, specializing in the energy industry. Taymour earned a BS in applied physics, cum laude, from Cornell University. He also holds an MBA from the Tuck School of Business at Dartmouth, where he was an Edward Tuck Scholar with high distinction. Taymour has also earned the Chartered Financial Analyst designation.
AST T. Rowe Price Natural Resources Portfolio
T. Rowe Price manages the Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Shinwoo Kim is the Investment Advisory Committee Chairman for the Portfolio.
Shinwoo Kim is the portfolio manager for the Global Natural Resources Equity Strategy, including the New Era Fund. He is the president and chairman of the fund’s Investment Advisory Committee. In addition, Shinwoo is a member of the Investment Advisory Committees of the US Large-Cap Value Equity and US Large-Cap Equity Income Strategies. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. Shinwoo has been with T. Rowe Price since 2009, beginning in the U.S. Equity Division as an investment analyst covering energy. Prior to joining the firm, he served as a summer equity research analyst for MFS Investment Management, focusing on the railroad industry. He also was a senior consultant/engineer for AT&T, Inc., and a managed network operation engineer for Sprint Corp. Shinwoo earned a dual B.S., magna cum laude, in electrical engineering and computer engineering from North Carolina State University and an M.B.A. in finance from the University of Pennsylvania, The Wharton School.

HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS
Purchasing and Redeeming PORTFOLIO Shares
Investments in a Portfolio are made through certain variable life insurance and variable annuity contracts. Together with this Prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios. The Trust does not provide investment advice. You should contact your financial advisor for advice regarding selection of Portfolios.
Each Portfolio typically expects to pay redemption proceeds within three days after receipt of a proper notice of the redemption request. However, it may take a Portfolio up to seven days to pay redemption proceeds. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
Under normal circumstances, each Portfolio typically expects to meet redemption requests by using cash or cash equivalents or proceeds from the sale of portfolio securities (or a combination of these methods). Each Portfolio reserves the right to use borrowing arrangements that may be available from time to time. The use of borrowings in order to meet redemption requests is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of a Portfolio’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances. The Portfolios’ use of redemptions in-kind is discussed below.
Redemption in Kind
The Trust may pay the redemption price to shareholders of record (generally, the Participating Insurance Company separate accounts holding Trust shares) in whole or in part by a distribution in-kind of securities from the relevant investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption.
If shares are redeemed in kind, the recipient will incur transaction costs in converting such assets into cash. These procedures govern the redemption by the shareholder of record, generally a Participating Insurance Company separate account. The procedures do not affect payments by a Participating Insurance Company to a contract owner under a variable contract.
Frequent Purchases or Redemptions of Portfolio Shares
The Trust is part of the group of investment companies advised by PGIM Investments that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the PGIM Investment funds). Frequent purchases and redemptions may adversely affect the investment performance and interests of long-term investors in the Portfolios. When an investor engages in frequent or short-term trading, the PGIM Investment funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This may cause the PGIM Investment funds to sell Portfolio securities at inopportune times, hurting their investment performance. When large dollar amounts are involved, frequent trading can also make it difficult for the PGIM Investment funds to use long-term investment strategies because they cannot predict how much cash they will have to invest. In addition, if a PGIM Investment fund is forced to liquidate investments due to short-term trading activity, it may incur increased transaction and tax costs.
Similarly, the PGIM Investment funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PGIM Investment fund shares held by other investors. To the extent a Portfolio invests in foreign securities, a Portfolio may be particularly susceptible to frequent trading, because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. To the extent a Portfolio invests in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, a Portfolio may also constitute an effective vehicle for an investor’s frequent trading strategies.
The Boards of Directors/Trustees of the PGIM Investment funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because the Trust does not sell its shares directly to the public. Instead, Portfolio shares are sold only to Participating Insurance Company separate accounts that fund variable annuity contracts and variable life insurance policies. Therefore, Participating Insurance Companies, not the Trust, maintain the individual contract owner account records. Each Participating Insurance Company submits to the Trust's transfer agent daily aggregate orders combining the transactions of many contract owners. Therefore, the Trust and its transfer agent do not monitor trading by individual contract owners.
Under the Trust's policies and procedures, the Trust has notified each Participating Insurance Company that the Trust expects the Participating Insurance Company to impose restrictions on transfers by contract owners. The current Participating Insurance Companies are Prudential and three insurance companies not affiliated with Prudential. The Trust may add additional Participating Insurance Companies in the future. The Trust receives reports on the trading restrictions imposed by Prudential on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. In addition, the Trust has entered shareholder information agreements with Participating Insurance Companies as required by Rule 22c-2 under the 1940 Act. Under these agreements, the Participating Insurance Companies have agreed to: (i) provide certain information regarding contract owners who engage in transactions involving Portfolio shares; and (ii) execute any instructions from the Trust to restrict or prohibit further purchases or exchanges of Portfolio shares by contract owners who have been identified by the Trust as having engaged in transactions in Portfolio shares that violate the Trust's frequent trading policies and procedures. The Trust and its transfer agent each reserve the right, in its sole discretion, to reject all or a portion of a purchase order from a Participating Insurance Company for any reason or no reason. If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.
The Trust also employs fair value pricing procedures to deter frequent trading. Those procedures are described in more detail under “Net Asset Value,” below.
Each of the Portfolios structured as a fund of funds (the Fund of Funds) invests primarily or exclusively in other Portfolios of the Trust that are not operated as Funds of Funds. These portfolios in which the Funds of Funds invest are referred to as Underlying Fund Portfolios. The policies that have been implemented by the Participating Insurance Companies to discourage frequent trading apply to transactions in Funds of Funds shares. Transactions by the Funds of Funds in Underlying Fund Portfolio shares, however, are not subject to any limitations and are not considered frequent or short-term trading. For example, the Funds of Funds may engage in significant transactions in Underlying Fund Portfolio shares in order to: (i) change their investment focus, (ii) rebalance their investments to match the then-current asset allocation mix, (iii) respond to significant purchases or redemptions of Fund of Funds shares, or (iv) respond to changes required by the underlying contracts. These transactions by the Funds of Funds in Underlying Fund Portfolio shares may be disruptive to the management of an Underlying Fund Portfolio because such transactions may: (i) cause the Underlying Fund Portfolio to sell portfolio securities at inopportune times to have the cash necessary to pay redemption requests, hurting their investment performance, (ii) make it difficult for the Subadvisers for the Underlying Fund Portfolios to fully implement their investment strategies, and (iii) lead to increased transaction and tax costs.
The AST Bond Portfolios 2022, 2023, 2024, 2025, 2026, 2027, 2028, 2029, 2030, 2031, 2032 and 2033 (the Target Maturity Portfolios), the AST Investment Grade Bond Portfolio and certain other Portfolios are used in connection with certain living benefit programs, including, without limitation, certain “guaranteed minimum accumulation benefit” programs and certain “guaranteed minimum withdrawal benefit” programs. Contract holders cannot select the Target Maturity Portfolios or The Investment Grade Bond Portfolio for investment; the Contracts using these Portfolios are issued by the Participating Insurance Companies. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies generally: (i) limit the number and types of variable sub-accounts in which contract holders may allocate their account values (referred to in this Prospectus as the Permitted Sub-Accounts) and (ii) require contract holders to participate in certain specialized algorithmic asset transfer programs. Under these asset transfer programs, the Participating Insurance Companies will monitor each contract owner's account value from time to time and, if necessary, will systematically transfer amounts among the Permitted Sub-Accounts as dictated by certain non-discretionary mathematical formulas. These mathematical formulas will generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made, as applicable.
As an example of how these asset transfer programs might operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a contract holder's account value within the Permitted Sub-Accounts) and certain market return scenarios involving “flat” returns over a period of time will cause Participating Insurance Companies to transfer some or all of such contract owner's account value to a Target Maturity Portfolio or the AST Investment Grade Bond Portfolio. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are offset by assets in investments like the Target Maturity Portfolios or the AST Investment Grade Bond Portfolio. As such, asset transfers could also adversely affect a Portfolio’s risk profile or expenses.
The operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended, which could adversely affect performance.
The above-referenced asset transfer programs are an important part of the guarantees offered in connection with the applicable living benefit programs. Such asset transfers may, however, result in large-scale asset flows into and out of the relevant Portfolios. Such asset transfers could adversely affect a Portfolio's investment performance by requiring the relevant Manager or Subadviser to purchase and sell securities at inopportune times and by otherwise limiting the ability of the relevant Manager or Subadviser to fully implement the Portfolio's investment strategies. In addition, these asset transfers may result in relatively small asset bases and relatively high transaction costs and operating expense ratios for a Portfolio compared to other similar funds.
Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Trust or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.
For information about the trading limitations applicable to you, please see the prospectus for your contract or contact your insurance company.
Net Asset Value
Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is typically based on the next calculation of the NAV after the order is received in good order. The NAV of each Portfolio is typically determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. Eastern time). The Trust will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. if the particular disruption directly affects only the NYSE. The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.
The securities held by each of the Trust's portfolios are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under procedures established by the Board. The Trust may use fair value pricing if it determines that a market quotation for a security is not reliable based, among other things, on market events or conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing commonly occurs with securities that are primarily traded outside of the US, because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.
The Trust may also use fair value pricing with respect to US traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of PGIM Investments (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Trust's NAV, we will value the Trust's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances that make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders.
The NAV for each of the Portfolios other than the AST Government Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the AST Government Money Market Portfolio will ordinarily remain at $1 per share (The price of each share remains the same but you will have more shares when dividends are declared). Each business day, each Portfolio’s current NAV per share is transmitted electronically to Participating Insurance Companies that use the Portfolios as underlying investment options for Contracts.
To determine a Portfolio's NAV, its holdings are valued as follows:
Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PGIM Investments or a Subadviser, as available, to be over-the-counter, shall be valued on the day of valuation at an evaluated bid price provided by an independent pricing agent or, in the absence of a valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.

Other debt securities—those that are not valued on an amortized cost basis—are valued using an independent pricing service.
Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.
Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities that are valued in accordance herewith in a currency other than US dollars shall be converted to US dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.
Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.
Short-term debt securities held by the Portfolios, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
All short-term debt securities held by the Government Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Board has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.
For each Portfolio other than the Government Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
DISTRIBUTION ARRANGEMENTS
The Trust offers a single class of shares on behalf of each Portfolio. Prudential Annuities Distributors, Inc. (PAD) serves as the distributor for the shares of each Portfolio of the Trust. The class of shares is offered and redeemed at its net asset value without any sales load. PAD is an affiliate of PGIM Investments and ASTIS. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).
The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The maximum annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio. Because these fees are paid out of each covered Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

PAD has contractually agreed to reduce its 12b-1 fees for each of the AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033 and the AST Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:
Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.25% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%
Over $750 million	0.21%
PAD may receive payments from certain Subadvisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Subadvisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Subadvisers with increased access to persons involved in the distribution of the Contracts. PAD also may receive marketing support from the Subadvisers in connection with the distribution of the Contracts.

OTHER INFORMATION
Federal Income Taxes
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Owners of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.
Monitoring for Possible Conflicts
The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Trust will monitor the situation and, in the event that a material conflict does develop, the Trust would determine what action, if any, to take in response.
Disclosure of Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is included in the SAI and on the Trust's website at www.prudential.com/variableinsuranceportfolios.
Payments to Affiliates
PGIM Investments and ASTIS and their affiliates, including a subadviser or PAD, may compensate affiliates of PGIM Investments and ASTIS, including the insurance companies issuing variable annuity or variable life contracts by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the variable annuity and/or variable life contracts that offer the Portfolios as investment options. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing materials that discuss the contracts, available options, and the Portfolios.
The amounts paid depend on the nature of the meetings, the number of meetings attended by PGIM Investments or ASTIS, the Subadviser, or PAD, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of PGIM Investments’, ASTIS’, the Subadviser's or PAD’s participation. These payments or reimbursements may not be offered by PGIM Investments, ASTIS, Subadvisers, or PAD and the amounts of such payments may vary between and among PGIM Investments, ASTIS, the Subadviser and PAD, depending on their respective participation.
With respect to variable annuity contracts, the amounts paid under these arrangements to Prudential-affiliated insurers are set forth in the prospectuses for the variable annuity contracts which offer the Portfolios as investment options.

FINANCIAL HIGHLIGHTS
Introduction
The financial highlights that follow will help you evaluate the financial performance of each Portfolio available under your Contract. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any variable contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return in each chart.
The financial highlights for the fiscal year ended December 31, 2020 or later were derived from each Portfolio’s financial statements, which were audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, for such fiscal year, whose reports thereon were unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended December 31, 2020 was audited by another independent registered public accounting firm. The Trust’s financial statements are included in the Trust’s annual reports to shareholders, which are available upon request.

AST Cohen & Steers Realty Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$14.05	$14.46	$11.02	$11.57	$10.89
Income (Loss) From Investment Operations:
Net investment income (loss)	0.08	0.22	0.19	0.21	0.18
Net realized and unrealized gain (loss) on investment transactions	5.94	(0.63)	3.25	(0.76)	0.50
Total from investment operations	6.02	(0.41)	3.44	(0.55)	0.68
Capital Contributions	—	—	—(b)(c)	—	—
Net Asset Value, end of Year	$20.07	$14.05	$14.46	$11.02	$11.57
Total Return(d)	42.85%	(2.84)%	31.22%(e)	(4.75)%	6.24%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$556	$547	$616	$506	$656
Average net assets (in millions)	$544	$502	$600	$596	$654
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.10%	1.08%	1.05%	1.05%	1.04%
Expenses before waivers and/or expense reimbursement	1.11%	1.11%	1.10%	1.11%	1.10%
Net investment income (loss)	0.50%	1.64%	1.45%	1.89%	1.63%
Portfolio turnover rate(g)	42%	89%	79%	56%	79%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Government Money Market Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—(b)	—(b)	0.02	0.01	—(b)
Less Dividends and Distributions	—(b)	—(b)	(0.02)	(0.01)	—(b)
Capital Contributions	—	—	—(b)(c)	—	—
Net Asset Value, end of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)	—%(b)	0.22%	1.69%(e)	1.30%	0.34%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$844	$946	$721	$757	$866
Average net assets (in millions)	$893	$903	$727	$744	$933
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.06%	0.27%	0.58%	0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.57%	0.57%	0.58%	0.59%	0.59%
Net investment income (loss)	—%(b)	0.18%	1.66%	1.28%	0.33%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

AST Large-Cap Value Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$33.18	$33.08	$25.54	$29.76	$24.96
Income (Loss) From Investment Operations:
Net investment income (loss)	0.42	0.50	0.51	0.52	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.26	(0.40)(b)	7.03	(4.78)	4.42
Total from investment operations	9.68	0.10	7.54	(4.26)	4.80
Capital Contributions	—	—	—(c)(d)(e)	0.04(d)	—
Net Asset Value, end of Year	$42.86	$33.18	$33.08	$25.54	$29.76
Total Return(f)	29.21%	0.27%	29.52%(g)	(14.18)%(h)	19.23%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$1,218	$2,166	$1,531	$1,704	$1,884
Average net assets (in millions)	$1,748	$1,304	$1,599	$1,856	$1,679
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.81%	0.83%	0.82%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.83%	0.84%	0.83%	0.83%	0.83%
Net investment income (loss)	1.06%	1.82%	1.71%	1.73%	1.41%
Portfolio turnover rate(j)	24%	58%	16%	44%	33%

(a)	Calculated based on average shares outstanding during the year.
(b)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST MFS Global Equity Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$27.54	$24.12	$18.56	$20.52	$16.57
Income (Loss) From Investment Operations:
Net investment income (loss)	0.08	0.12	0.22	0.18	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.56	3.30	5.34	(2.15)	3.80
Total from investment operations	4.64	3.42	5.56	(1.97)	3.95
Capital Contributions	—	—	—(b)(c)(d)	0.01(c)	—
Net Asset Value, end of Year	$32.18	$27.54	$24.12	$18.56	$20.52
Total Return(e)	16.85%	14.18%	29.96%(f)	(9.55)%(g)	23.84%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$793	$749	$725	$586	$754
Average net assets (in millions)	$777	$642	$685	$707	$699
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.09%	1.12%	1.11%	1.11%	1.11%
Expenses before waivers and/or expense reimbursement	1.10%	1.13%	1.11%	1.11%	1.11%
Net investment income (loss)	0.28%	0.52%	1.03%	0.90%	0.81%
Portfolio turnover rate(i)	9%	32%	10%	10%	10%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Mid-Cap Growth Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$15.83	$11.74	$9.02	$9.43	$7.42
Income (Loss) From Investment Operations:
Net investment income (loss)	(0.13)	(0.06)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.79	4.15	2.75	(0.39)	2.03
Total from investment operations	1.66	4.09	2.72	(0.41)	2.01
Capital Contributions	—	—	—(b)(c)	—(c)(d)	—
Net Asset Value, end of Year	$17.49	$15.83	$11.74	$9.02	$9.43
Total Return(e)	10.49%	34.84%	30.16%(f)	(4.35)%(f)	27.09%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$1,346	$1,603	$1,417	$1,160	$1,437
Average net assets (in millions)	$1,458	$1,340	$1,378	$1,410	$1,338
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05%	1.04%	1.00%	0.98%	0.98%
Expenses before waivers and/or expense reimbursement	1.08%	1.09%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.79)%	(0.49)%	(0.30)%	(0.24)%	(0.25)%
Portfolio turnover rate(h)	50%	78%	125%	66%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Small-Cap Growth Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$78.72	$53.05	$40.78	$44.51	$35.92
Income (Loss) From Investment Operations:
Net investment income (loss)	(0.54)	(0.26)	(0.14)	(0.18)	(0.19)
Net realized and unrealized gain (loss) on investment	4.11	25.93	12.41	(3.55)	8.78
Total from investment operations	3.57	25.67	12.27	(3.73)	8.59
Capital Contributions	—	—	—(b)(c)	—	—
Net Asset Value, end of Year	$82.29	$78.72	$53.05	$40.78	$44.51
Total Return(d)	4.54%	48.39%	30.12%(e)	(8.38)%	23.91%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$934	$1,012	$863	$680	$884
Average net assets (in millions)	$1,004	$793	$836	$904	$805
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.99%	1.00%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.99%	1.00%	0.99%	0.99%	0.99%
Net investment income (loss)	(0.65)%	(0.45)%	(0.28)%	(0.38)%	(0.49)%
Portfolio turnover rate(g)	44%	97%	50%	56%	60%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Small-Cap Growth Opportunities Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$32.62	$24.13	$17.68	$19.82	$15.53
Income (Loss) From Investment Operations:
Net investment income (loss)	(0.23)	(0.14)	(0.11)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)	8.63	6.56	(2.05)	4.37
Total from investment operations	(0.44)	8.49	6.45	(2.14)	4.29
Capital Contributions	—	—	—(b)(c)(d)	—(c)(d)	—
Net Asset Value, end of Year	$32.18	$32.62	$24.13	$17.68	$19.82
Total Return(e)	(1.35)%	35.18%	36.48%(f)	(10.80)%(f)	27.62%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$751	$822	$788	$616	$852
Average net assets (in millions)	$802	$684	$750	$857	$781
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05%	1.06%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.05%	1.06%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.69)%	(0.56)%	(0.51)%	(0.43)%	(0.47)%
Portfolio turnover rate(h)	66%	96%	72%	65%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST Small-Cap Value Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$29.22	$28.97	$23.75	$28.64	$26.68
Income (Loss) From Investment Operations:
Net investment income (loss)	0.15	0.20	0.24	0.18	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.06	0.05(b)	4.98	(5.07)	1.82
Total from investment operations	9.21	0.25	5.22	(4.89)	1.96
Capital Contributions	—	—	—(c)(d)	—(d)(e)	—
Net Asset Value, end of Year	$38.43	$29.22	$28.97	$23.75	$28.64
Total Return(f)	31.52%	0.86%	21.98%(g)	(17.07)%(g)	7.35%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$735	$772	$725	$589	$979
Average net assets (in millions)	$832	$544	$703	$884	$1,035
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.99%	1.03%	1.01%	1.00%	0.99%
Expenses before waivers and/or expense reimbursement	1.00%	1.03%	1.01%	1.00%	0.99%
Net investment income (loss)	0.42%	0.85%	0.90%	0.65%	0.53%
Portfolio turnover rate(i)	57%	99%	67%	51%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)	Amount rounds to zero.
(e)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST T. Rowe Price Large-Cap Growth Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$64.52	$46.15	$35.99	$34.65	$25.13
Income (Loss) From Investment Operations:
Net investment income (loss)	(0.38)	(0.23)	(0.04)	0.04	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.42	18.60	10.20	1.30	9.54
Total from investment operations	11.04	18.37	10.16	1.34	9.52
Capital Contributions	—	—	—(b)(c)	—(c)(d)	—
Net Asset Value, end of Year	$75.56	$64.52	$46.15	$35.99	$34.65
Total Return(e)	17.11%	39.80%	28.23%(f)	3.87%(f)	37.88%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$2,783	$3,593	$2,939	$2,373	$2,622
Average net assets (in millions)	$3,128	$2,993	$2,768	$2,763	$2,257
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.88%	0.90%	0.90%	0.90%	0.92%
Expenses before waivers and/or expense reimbursement	0.93%	0.94%	0.94%	0.94%	0.94%
Net investment income (loss)	(0.54)%	(0.44)%	(0.09)%	0.11%	(0.08)%
Portfolio turnover rate(h)	16%	42%	28%	33%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

AST T. Rowe Price Natural Resources Portfolio
	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of Year	$22.02	$22.52	$19.27	$23.12	$20.96
Income (Loss) From Investment Operations:
Net investment income (loss)	0.44	0.34	0.39	0.33	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.80	(0.84)	2.86	(4.19)	1.75
Total from investment operations	5.24	(0.50)	3.25	(3.86)	2.16
Capital Contributions	—	—	—(b)(c)(d)	0.01(c)	—
Net Asset Value, end of Year	$27.26	$22.02	$22.52	$19.27	$23.12
Total Return(e)	23.80%	(2.22)%	16.87%(f)	(16.65)%(g)	10.31%

Ratios/Supplemental Data:
Net assets, end of Year (in millions)	$674	$401	$417	$325	$543
Average net assets (in millions)	$620	$327	$394	$481	$551
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.99%	1.05%	1.03%	1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.01%	1.07%	1.04%	1.03%	1.02%
Net investment income (loss)	1.75%	1.79%	1.84%	1.43%	1.94%
Portfolio turnover rate(i)	44%	102%	50%	49%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)
Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.19)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)
The Portfolio's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio's portfolio turnover rate may be higher.

GLOSSARY: PORTFOLIO INDEXES
Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and ten years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
FTSE NAREIT Equity REITs Index. The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC (formerly known as NYSE Amex Equities). The index is designed to reflect the performance of all publicly-traded equity REITs as a whole. These returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes.
Lipper Global Natural Resources Funds Index. The Lipper Global Natural Resources Funds Index is an unmanaged index of the 10 largest global natural resources funds. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
Lipper US Government Money Market Funds Average. The Lipper US Government Money Market Funds Average is an arithmetic average of the total return of the 30 largest mutual funds in the Lipper US Government Money Market Funds category. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
MSCI Europe, Australasia and the Far East (EAFE) Index (GD). The MSCI Europe, Australasia and the Far East (EAFE) Index is a weighted, unmanaged index of performance that reflects stock price movements in Europe, Australasia and the Far East. The GD (gross dividends) version of the MSCI EAFE Index does not reflect the impact of withholding taxes on reinvested dividends and generally reflects higher returns. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
MSCI World Index (GD). The MSCI World Index is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the US, Europe, Australasia and the Far East hedged back to the US Dollar. The GD (gross dividends) version of the MSCI World Index does not reflect the impact of withholding taxes on reinvested dividends and generally reflects higher returns. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
Russell 1000 Growth Index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.

Russell 2000 Growth Index—The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this Index generally have higher price-to-book and price-to-earnings ratios.
Russell 2000 Value Index. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
Russell Midcap Growth Index. The Russell Midcap Growth Index is a market value-weighted index that tracks those Russell Midcap companies with high price-to-book ratios and higher forecasted growth values. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
S&P 500 Index. The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.
S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of 400 stocks chosen based on market capitalization, liquidity and industry representation. The index contains firms that are situated in size between the S&P 500 Index and the S&P SmallCap 600 Index. These returns do not include the effect of any operating expenses of a mutual fund or taxes payable by investors and would be lower if they included these effects.

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INVESTOR INFORMATION SERVICES:
Shareholder inquiries should be made by calling (800) 778-2255 or by writing to Advanced Series Trust at 655 Broad Street, Newark, New Jersey 07102. Additional information about the Portfolios is included in the SAI, which is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments is available in the Portfolio's annual and semi-annual report to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The SAI and additional copies of the annual and semi-annual report are available without charge by calling the above number. The SAI and the annual and semi-annual report are also available without charge on the Trust’s website at www.prudential.com/variableinsuranceportfolios.
Delivery of Prospectus and Other Documents to Households. To lower costs and eliminate duplicate documents sent to your address, the Trust, in accordance with applicable laws and regulations, may begin mailing only one copy of the Trust's prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and you wish to revoke this consent or would otherwise prefer to continue to receive your own copy, you should call the number above, or write to the Trust at the above address. The Trust will begin sending individual copies to you within thirty days of revocation.
The information in the Trust's filings with the Securities and Exchange Commission (including the SAI) is available from the SEC. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. Finally, information about the Trust is available on the EDGAR database on the SEC's internet site at www.sec.gov.
Investment Company File Act No. 811-05186